UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

SunAmerica U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 40.7%
Federal Farm Credit Bank — 10.9%
0.37% due 02/12/2016	$4,500,000	$4,495,549
1.79% due 03/12/2019	2,500,000	2,508,308
1.84% due 07/24/2020	5,000,000	4,915,460

		11,919,317

Federal National Mtg. Assoc. — 0.0%
8.00% due 01/01/2023	4,766	4,784
11.00% due 02/01/2015	4	4
11.50% due 09/01/2019	290	292

		5,080

Government National Mtg. Assoc. — 29.7%
4.50% due 05/15/2018	141,799	148,809
4.50% due 08/15/2018	255,641	268,714
4.50% due 09/15/2018	642,145	676,463
4.50% due 10/15/2018	711,009	749,426
4.50% due 09/15/2033	823,613	905,178
4.50% due 02/15/2039	6,926	7,552
4.50% due 04/15/2039	275,452	300,313
4.50% due 05/15/2039	358,895	391,286
4.50% due 06/15/2039	134,250	146,367
4.50% due 07/15/2039	119,509	130,295
4.50% due 09/15/2039	499,110	544,157
4.50% due 10/15/2039	450,860	492,818
4.50% due 12/15/2039	938,272	1,023,520
4.50% due 01/15/2040	584,014	637,702
4.50% due 02/15/2040	645,491	707,332
4.50% due 03/15/2040	575,859	628,416
4.50% due 04/15/2040	413,473	451,620
4.50% due 05/15/2040	382,314	417,922
4.50% due 06/15/2040	571,322	624,313
4.50% due 07/15/2040	781,764	854,583
4.50% due 08/15/2040	288,123	314,956
4.50% due 09/15/2040	13,472	14,694
4.50% due 03/15/2041	1,220,589	1,333,965
4.50% due 04/15/2041	130,593	142,612
4.50% due 06/15/2041	837,322	915,023
4.50% due 07/15/2041	35,447	38,646
4.50% due 08/15/2041	760,547	830,053
5.00% due 04/15/2018	613,464	651,966
5.00% due 04/15/2033	7,142	7,855
5.00% due 08/15/2033	457,900	508,076
5.00% due 09/15/2033	222,368	246,760
5.00% due 10/15/2033	139,448	154,673
5.00% due 04/15/2034	5,488	6,087
5.00% due 11/15/2034	52,078	57,765
5.00% due 02/15/2035	4,325	4,794
5.00% due 03/15/2035	101,410	111,524
5.00% due 04/15/2035	14,918	16,553
5.00% due 05/15/2035	451,737	500,229
5.00% due 09/15/2035	222,270	245,270
5.00% due 10/15/2035	27,772	30,746
5.00% due 12/15/2035	15,314	16,965
5.00% due 03/15/2036	272,178	299,304
5.00% due 05/15/2036	254,887	282,120
5.00% due 06/15/2036	172,653	190,519
5.00% due 09/15/2036	435,482	481,536
5.00% due 10/15/2036	220,482	242,191
5.00% due 11/15/2036	13,024	14,386
5.00% due 12/15/2036	61,227	67,330
5.00% due 01/15/2037	742,085	819,099
5.00% due 02/15/2037	213,393	234,637
5.00% due 03/15/2037	246,704	271,817
5.00% due 04/15/2037	283,729	312,322
5.00% due 08/15/2038	1,450,099	1,594,023
5.00% due 07/20/2039	2,519,833	2,799,781
5.50% due 11/15/2032	2,051	2,297
5.50% due 03/15/2033	52,893	59,166
5.50% due 04/15/2033	150,029	169,194
5.50% due 05/15/2033	262,076	294,025
5.50% due 06/15/2033	1,300,914	1,464,339
5.50% due 07/15/2033	398,908	449,054
5.50% due 10/15/2033	323,371	365,222
5.50% due 12/15/2033	60,566	68,405
5.50% due 01/15/2034	984,948	1,103,640
5.50% due 02/15/2034	651,454	734,321
6.00% due 01/15/2028	524	589
6.00% due 04/15/2028	293,309	337,179
6.00% due 04/15/2029	14,327	16,122
6.00% due 05/15/2029	9,733	11,217
6.00% due 06/15/2029	1,373	1,544
6.00% due 04/15/2031	7,058	8,029
6.00% due 05/15/2031	11,588	13,362
6.00% due 11/15/2031	55,345	62,393
6.00% due 12/15/2031	3,296	3,708
6.00% due 01/15/2032	33,563	38,702
6.00% due 02/15/2032	4,724	5,374
6.00% due 03/15/2032	1,621	1,834
6.00% due 08/15/2032	82,785	95,717
6.00% due 11/15/2032	12,716	14,567
6.00% due 12/15/2032	4,672	5,256
6.00% due 01/15/2033	7,932	9,041
6.00% due 02/15/2033	5,676	6,464
6.00% due 03/15/2033	24,928	28,814
6.00% due 04/15/2033	116,430	133,864
6.00% due 07/15/2033	51,711	59,787
6.00% due 08/15/2033	507,449	586,503
6.00% due 09/15/2033	96,725	111,775
6.00% due 10/15/2033	368,825	418,699
6.00% due 11/15/2033	19,241	21,657
6.00% due 12/15/2033	221,844	254,606
6.00% due 02/15/2034	26,951	30,313
6.00% due 05/15/2034	8,366	9,461
6.00% due 06/15/2034	14,239	16,453
6.00% due 07/15/2034	315,890	355,501
6.00% due 08/15/2034	37,262	43,037
6.00% due 09/15/2034	123,606	139,532
6.00% due 10/15/2034	254,094	285,812
6.00% due 12/15/2034	138,293	158,956
6.00% due 08/15/2035	64,847	72,938
6.50% due 02/15/2029	3,779	4,294
6.50% due 06/15/2031	6,647	7,581
6.50% due 07/15/2031	7,393	8,426
6.50% due 08/15/2031	21,008	23,958
6.50% due 09/15/2031	58,905	67,049
6.50% due 10/15/2031	83,280	97,752
6.50% due 11/15/2031	2,343	2,662
6.50% due 01/15/2032	5,266	6,009
6.50% due 02/15/2032	68,091	78,304
7.00% due 07/15/2023	7,302	8,005
7.00% due 10/15/2023	20,531	20,607
7.00% due 09/15/2025	58,544	65,137
7.00% due 03/20/2029	6,353	7,248
7.00% due 06/20/2029	964	1,136
7.00% due 11/20/2030	17,270	20,518
7.50% due 04/15/2017	926	929
7.50% due 08/15/2023	38,249	39,904
7.50% due 09/15/2023	163,359	172,046
9.00% due 12/15/2016	6,379	6,405
11.00% due 08/20/2015	14	14
11.00% due 09/20/2015	30	30
11.50% due 05/20/2015	169	169

		32,571,715

Small Business Administration — 0.1%
6.30% due 06/01/2018	152,777	161,417

Total U.S. Government Agencies (cost $41,999,096)		44,657,529

U.S. GOVERNMENT TREASURIES — 47.5%
United States Treasury Bonds — 18.9%
3.88% due 08/15/2040	1,000,000	1,109,375
4.25% due 11/15/2040	8,000,000	9,421,248
4.75% due 02/15/2041	8,000,000	10,165,000

		20,695,623

United States Treasury Notes — 28.6%
1.25% due 10/31/2015	2,000,000	2,028,124
1.50% due 07/31/2016	16,000,000	16,332,496
2.00% due 02/15/2022	5,000,000	4,922,265
2.50% due 05/15/2024	5,000,000	4,992,970
3.13% due 05/15/2019	1,000,000	1,072,422
3.38% due 05/15/2044	2,000,000	2,013,438

		31,361,715

Total U.S. Government Treasuries (cost $48,102,506)		52,057,338

Total Long-Term Investment Securities (cost $90,101,602)		96,714,867

SHORT-TERM INVESTMENT SECURITIES — 9.1%
U.S. Government Treasuries — 9.1%
United States Treasury Bills 0.01% due 07/24/2014 (cost $9,999,952)	10,000,000	9,999,952

REPURCHASE AGREEMENT — 2.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $2,533,000)	2,533,000	2,533,000

TOTAL INVESTMENTS (cost $102,634,554)(2)	99.6%	109,247,819
Other assets less liabilities	0.4	417,648

NET ASSETS	100.0%	$109,665,467

(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
U.S. Government Agencies:
Federal Farm Credit Bank	$—	$11,919,317	$—	$11,919,317
Federal National Mtg. Assoc.	—	5,080	—	5,080
Government National Mtg. Assoc.	—	32,571,715	—	32,571,715
Small Business Administration	—	161,417	—	161,417
U.S. Government Treasuries:
United States Treasury Bonds	—	20,695,623	—	20,695,623
United States Treasury Notes	—	31,361,715	—	31,361,715
Short-Term Investment Securities:
U.S. Government Treasuries	—	9,999,952	—	9,999,952
Repurchase Agreement	—	2,533,000	—	2,533,000

Total	$—	$109,247,819	$—	$109,247,819

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica GNMA Fund

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 90.9%
Federal Farm Credit Bank — 4.1%
1.79% due 03/12/2019	$2,500,000	$2,508,307
1.84% due 07/24/2020	3,000,000	2,949,276

		5,457,583

Federal Home Loan Mtg. Corp. — 1.6%
Federal Home Loan Mtg. Corp. REMIC Series 3906, Class HG 4.00% due 08/15/2026(1)	1,908,866	2,049,382

Government National Mtg. Assoc. — 85.2%
3.50% due 11/15/2041	1,031,562	1,074,786
3.50% due 01/15/2042	382,936	399,003
3.50% due 02/15/2042	384,690	400,783
3.50% due 03/15/2042	1,036,146	1,079,577
3.50% due 06/15/2042	4,929,000	5,135,196
3.50% due 07/15/2042	1,857,919	1,935,642
4.00% due 03/15/2039	412,608	441,445
4.00% due 04/15/2039	481,456	515,104
4.00% due 05/15/2039	30,872	33,029
4.00% due 06/15/2039	1,317,457	1,409,534
4.00% due 08/15/2039	111,126	118,892
4.00% due 11/15/2039	18,716	20,024
4.00% due 12/15/2039	602,563	644,677
4.00% due 08/15/2040	554,910	593,692
4.00% due 09/15/2040	940,344	1,006,064
4.00% due 11/15/2040	743,848	795,834
4.00% due 12/15/2040	1,327,845	1,420,704
4.00% due 01/15/2041	18,471	19,762
4.00% due 02/15/2041	747,724	799,982
4.00% due 03/15/2041	517,513	553,682
4.00% due 04/15/2041	118,290	126,558
4.00% due 06/15/2041	52,546	56,218
4.00% due 07/15/2041	1,226,343	1,312,051
4.00% due 08/15/2041	1,726,095	1,846,729
4.00% due 09/15/2041	3,628,528	3,882,123
4.00% due 10/15/2041	1,964,803	2,102,123
4.00% due 11/15/2041	4,701,493	5,030,075
4.00% due 12/15/2041	2,052,878	2,196,352
4.00% due 01/15/2042	3,512,913	3,758,475
4.00% due 02/15/2042	2,273,931	2,432,910
4.00% due 03/15/2042	609,675	652,286
4.00% due 04/15/2042	115,952	124,057
4.00% due 05/15/2042	118,531	126,815
4.00% due 06/15/2042	1,064,923	1,139,348
4.50% due 05/15/2018	224,363	235,455
4.50% due 08/15/2018	136,007	142,930
4.50% due 09/15/2018	377,351	397,476
4.50% due 10/15/2018	609,976	643,199
4.50% due 08/15/2033	41,913	45,947
4.50% due 09/15/2033	112,057	122,810
4.50% due 10/15/2038	94,099	102,592
4.50% due 12/15/2038	73,312	80,359
4.50% due 02/15/2039	30,243	32,972
4.50% due 03/15/2039	262,263	285,933
4.50% due 04/15/2039	73,224	79,832
4.50% due 05/15/2039	968,311	1,055,703
4.50% due 06/15/2039	3,640,893	3,969,497
4.50% due 07/15/2039	1,628,987	1,776,009
4.50% due 08/15/2039	114,493	124,826
4.50% due 09/15/2039	153,287	167,122
4.50% due 10/15/2039	59,576	65,093
4.50% due 11/15/2039	545,664	594,913
4.50% due 12/15/2039	571,494	624,196
4.50% due 01/15/2040	67,412	73,690
4.50% due 02/15/2040	2,409,072	2,632,341
4.50% due 03/15/2040	838,341	915,048
4.50% due 04/15/2040	1,688,986	1,844,955
4.50% due 05/15/2040	333,462	364,417
4.50% due 06/15/2040	589,105	643,739
4.50% due 07/15/2040	320,458	349,796
4.50% due 08/15/2040	32,971	36,032
4.50% due 09/15/2040	382,633	418,207
4.50% due 10/15/2040	34,322	37,515
4.50% due 11/15/2040	362,223	395,132
4.50% due 01/15/2041	462,438	505,349
4.50% due 02/15/2041	492,462	537,728
4.50% due 03/15/2041	2,150,861	2,350,916
4.50% due 04/15/2041	2,820,649	3,081,632
4.50% due 05/15/2041	707,861	773,301
4.50% due 06/15/2041	398,727	435,819
4.50% due 07/15/2041	301,488	329,019
4.50% due 08/15/2041	349,422	381,822
4.50% due 04/20/2044	1,985,431	2,171,791
5.00% due 03/15/2018	83,713	89,231
5.00% due 04/15/2018	882,017	938,287
5.00% due 05/15/2018	1,449,850	1,540,547
5.00% due 08/15/2033	443,720	492,394
5.00% due 09/15/2033	129,749	142,702
5.00% due 10/15/2033	1,309,454	1,453,071
5.00% due 08/15/2035	744,476	824,681
5.00% due 02/15/2037	447,532	494,186
5.00% due 04/15/2037	1,036,113	1,140,183
5.00% due 04/15/2038	1,061,399	1,166,736
5.00% due 05/15/2038	604,359	664,340
5.00% due 01/15/2039	417,793	459,472
5.00% due 02/15/2039	294,144	323,155
5.00% due 03/15/2039	451,466	496,507
5.00% due 04/15/2039	416,659	458,226
5.00% due 08/15/2039	803,346	882,994
5.00% due 10/15/2039	1,865,554	2,052,341
5.00% due 11/15/2039	1,530,266	1,682,640
5.00% due 12/15/2039	1,256,409	1,387,034
5.00% due 04/15/2040	1,586,299	1,751,031
5.00% due 05/15/2040	2,715,346	2,991,078
5.50% due 06/15/2029	1,303	1,456
5.50% due 01/15/2032	9,522	10,686
5.50% due 03/15/2033	140,054	157,031
5.50% due 04/15/2033	287,195	323,385
5.50% due 05/15/2033	292,130	328,225
5.50% due 06/15/2033	109,210	122,788
5.50% due 07/15/2033	1,586	1,773
5.50% due 08/15/2033	2,663	2,977
5.50% due 12/15/2033	20,443	22,878
5.50% due 01/15/2034	96,704	108,623
5.50% due 02/15/2034	64,894	72,919
5.50% due 04/15/2034	58,832	66,408
5.50% due 04/20/2035	890,617	1,007,814
5.50% due 06/15/2035	71,147	79,995
5.50% due 09/15/2035	746,161	856,609
5.50% due 10/15/2035	640,281	719,471
5.50% due 11/15/2035	9,598	10,792
5.50% due 12/15/2035	16,430	18,455
5.50% due 02/15/2036	140,764	157,970
5.50% due 03/15/2036	41,930	46,961
5.50% due 05/15/2036	25,081	28,025
5.50% due 09/15/2036	62,355	69,669
5.50% due 03/15/2037	72,201	80,540
5.50% due 05/15/2037	27,670	30,914
5.50% due 12/15/2037	117,403	131,171
5.50% due 01/15/2038	62,332	69,628
5.50% due 02/15/2038	414,617	463,146
5.50% due 04/15/2038	215,732	240,984
5.50% due 05/15/2038	517,464	580,192
5.50% due 06/15/2038	216,757	242,131
5.50% due 07/15/2038	219,150	245,750
5.50% due 08/15/2038	185,564	207,436
5.50% due 10/15/2038	107,491	120,016
5.50% due 11/15/2038	44,088	49,241
5.50% due 12/15/2038	160,988	179,846
5.50% due 01/15/2039	87,840	98,177
5.50% due 02/15/2039	189,472	212,245
5.50% due 03/15/2039	84,989	94,891
5.50% due 05/15/2039	30,620	34,217
5.50% due 08/15/2039	165,217	184,613
5.50% due 09/15/2039	228,074	254,890
5.50% due 10/15/2039	59,159	66,082
5.50% due 11/15/2039	2,028	2,266
5.50% due 01/15/2040	32,197	35,985
5.50% due 03/15/2040	400,565	447,735
5.50% due 04/15/2040	89,080	99,868
5.50% due 05/15/2040	72,160	80,510
5.50% due 08/15/2040	362,139	404,547
5.50% due 09/15/2040	133,535	148,982
5.50% due 11/15/2040	122,974	137,255
5.50% due 02/15/2041	115,955	129,465
5.50% due 03/15/2041	32,955	36,799
5.50% due 04/15/2041	89,469	99,840
5.50% due 05/15/2041	28,944	32,327
5.50% due 06/15/2041	160,960	179,628
5.50% due 09/15/2041	8,089	9,027
6.00% due 11/15/2023	1,078	1,212
6.00% due 01/15/2024	1,062	1,195
6.00% due 07/15/2028	1,318	1,481
6.00% due 12/15/2028	20,181	23,317
6.00% due 01/15/2029	156,659	177,288
6.00% due 02/15/2029	89,916	101,564
6.00% due 03/15/2029	98,699	110,975
6.00% due 04/15/2029	97,043	109,207
6.00% due 05/15/2029	17,447	19,623
6.00% due 06/15/2029	36,804	41,945
6.00% due 07/15/2029	11,257	12,654
6.00% due 08/15/2029	6,613	7,434
6.00% due 04/15/2031	2,811	3,161
6.00% due 07/15/2031	12,922	14,537
6.00% due 10/15/2031	33,006	37,130
6.00% due 11/15/2031	97,426	109,734
6.00% due 12/15/2031	38,529	43,375
6.00% due 01/15/2032	18,814	21,608
6.00% due 02/15/2032	8,215	9,241
6.00% due 07/15/2032	22,068	25,448
6.00% due 09/15/2032	14,203	16,419
6.00% due 10/15/2032	62,267	70,868
6.00% due 11/15/2032	755	849
6.00% due 01/15/2033	47,597	54,004
6.00% due 02/15/2033	70,716	81,013
6.00% due 03/15/2033	39,291	44,923
6.00% due 04/15/2033	111,149	125,452
6.00% due 05/15/2033	47,649	54,603
6.00% due 06/15/2033	7,632	8,821
6.00% due 08/15/2033	54,387	62,068
6.00% due 10/15/2033	12,772	14,475
6.00% due 11/15/2033	11,834	13,679
6.00% due 12/15/2033	124,396	142,943
6.00% due 01/15/2034	62,745	72,352
6.00% due 02/15/2034	76,071	87,279
6.00% due 03/15/2034	22,820	25,670
6.00% due 04/15/2034	97,390	111,501
6.00% due 05/15/2034	5,811	6,536
6.00% due 06/15/2034	54,885	61,739
6.00% due 07/15/2034	64,088	72,801
6.00% due 09/15/2034	37,451	42,637
6.00% due 10/15/2034	27,617	31,614
6.00% due 12/15/2034	28,690	32,269
6.00% due 01/15/2035	14,457	16,456
6.00% due 04/15/2035	21,693	24,399
6.00% due 05/15/2035	5,950	6,692
6.00% due 06/15/2035	27,459	31,419
6.00% due 11/15/2035	2,594	2,918
6.00% due 12/15/2035	52,872	59,680
6.00% due 01/15/2036	36,697	42,275
6.00% due 02/15/2036	37,137	41,789
6.00% due 03/15/2036	21,388	24,248
6.00% due 04/15/2036	45,188	51,075
6.00% due 05/15/2036	111,454	126,864
6.00% due 06/15/2036	48,364	54,739
6.00% due 08/15/2036	3,651	4,139
6.00% due 09/15/2036	25,875	29,149
6.00% due 10/15/2036	36,544	41,866
6.00% due 11/15/2036	43,922	49,385
6.00% due 07/15/2037	8,159	9,205
6.00% due 09/15/2037	5,838	6,564
6.00% due 11/15/2037	8,580	9,648
6.00% due 12/15/2037	10,108	11,362
6.00% due 01/15/2038	1,157	1,300
6.00% due 02/15/2038	7,751	8,857
6.00% due 05/15/2038	10,501	11,805
6.00% due 06/15/2038	12,906	14,508
6.00% due 07/15/2038	34,298	38,556
6.00% due 08/15/2038	4,702	5,286
6.00% due 09/20/2038	2,756,459	3,135,958
6.00% due 10/15/2038	59,721	67,135
6.00% due 11/15/2038	40,091	45,090
6.00% due 12/15/2038	38,861	43,684
6.00% due 01/15/2039	49,185	55,295
6.00% due 02/15/2039	19,455	21,873
6.00% due 08/15/2039	22,809	25,652
6.00% due 09/15/2039	11,755	13,215
6.00% due 10/15/2039	16,468	18,512
6.00% due 02/15/2040	5,170	5,814
6.00% due 04/15/2040	12,034	13,535
6.00% due 05/15/2040	2,494	2,804
6.50% due 03/15/2028	6,207	7,123
6.50% due 08/15/2028	8,404	9,586
6.50% due 01/15/2029	1,187	1,349
6.50% due 02/15/2029	460	536
6.50% due 03/15/2029	35,458	40,286
6.50% due 04/15/2029	432	491
6.50% due 05/15/2029	3,394	3,913
6.50% due 06/15/2029	12,679	14,599
6.50% due 07/15/2029	840	954
6.50% due 10/15/2029	2,489	2,834
6.50% due 08/15/2031	61,091	69,662
6.50% due 09/15/2031	9,350	10,669
6.50% due 10/15/2031	83,281	97,752
6.50% due 11/15/2031	24,167	27,491
6.50% due 12/15/2031	45,308	51,478
6.50% due 02/15/2032	66,569	75,915
6.50% due 05/15/2032	204,402	232,839
6.50% due 06/15/2032	26,449	30,162
7.00% due 03/15/2023	5,451	5,470
7.00% due 01/20/2024	185	204
7.00% due 03/20/2024	181	199
7.00% due 07/20/2025	688	754
7.00% due 09/15/2025	25,424	28,288
7.00% due 01/20/2029	12,902	14,994
7.00% due 02/20/2029	2,333	2,756
7.00% due 06/20/2029	4,780	5,634
7.00% due 07/20/2029	16,108	19,042
7.00% due 09/20/2029	1,694	2,007
7.00% due 10/20/2029	3,270	3,869
7.00% due 11/20/2029	1,013	1,193
7.00% due 03/20/2030	2,108	2,439
7.00% due 06/20/2030	2,326	2,624
7.00% due 08/20/2030	4,390	4,946
7.00% due 09/20/2030	6,405	7,251
7.00% due 10/20/2030	8,097	9,629
8.00% due 11/15/2026	41,136	46,655
8.00% due 12/15/2029	4,068	4,216
8.00% due 04/15/2030	12,174	14,065
8.00% due 05/15/2030	1,131	1,237
8.00% due 08/15/2030	20,411	23,403
8.50% due 03/15/2017	2,522	2,534
8.50% due 12/15/2022	12,254	12,313
8.50% due 01/15/2023	15,623	15,936
8.50% due 09/15/2024	7,253	8,236
9.00% due 07/15/2016	2,961	2,973
9.00% due 10/15/2016	1,074	1,078
Government National Mtg. Assoc. REMIC Series 2010-104, Class NG 3.00% due 07/20/2038(1)	1,779,311	1,845,175

		112,130,889

Small Business Administration — 0.0%
6.30% due 06/01/2018	50,926	53,806

Total U.S. Government Agencies (cost $117,327,701)		119,691,660

U.S. GOVERNMENT TREASURIES — 5.3%
United States Treasury Notes — 5.3%
2.50% due 05/15/2024	5,000,000	4,992,970
3.38% due 05/15/2044	2,000,000	2,013,438

Total U.S. Government Treasuries (cost $6,949,375)		7,006,408

Total Long-Term Investment Securities (cost $124,277,076)		126,698,068

REPURCHASE AGREEMENT — 5.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $6,915,000)	6,915,000	6,915,000

TOTAL INVESTMENTS (cost $131,192,076)(3)	101.5%	133,613,068
Liabilities in excess of other assets	(1.5)	(1,938,029)

NET ASSETS	100.0%	$131,675,039

(1)	Collateralized Mortgage Obligation
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 3 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
U.S. Government Agencies:
Federal Farm Credit Bank	$—	$5,457,583	$—	$5,457,583
Federal Home Loan Mtg. Corp.	—	2,049,382	—	2,049,382
Government National Mtg. Assoc.	—	112,130,889	—	112,130,889
Small Business Administration	—	53,806	—	53,806
U.S. Government Treasuries:
United States Treasury Notes	—	7,006,408	—	7,006,408
Repurchase Agreement	—	6,915,000	—	6,915,000

Total	$—	$133,613,068	$—	$133,613,068

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited)

Security Description		Shares/ Principal Amount**	Value (Note 1)
ASSET BACKED SECURITIES — 0.9%
Diversified Financial Services — 0.9%
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.19% due 06/08/2020		$71,000	$71,250
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*		67,000	67,480
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019		126,000	125,936
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023		125,000	127,705
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*		15,700	16,126
CLI Funding V LLC Series 2014-1A, Class A 3.29% due 06/18/2029*		122,000	122,574
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(1)		290,842	295,774
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(1)		21,621	21,665
Discover Card Execution Note Trust Series 2007-A1, Class A1 5.65% due 03/16/2020		330,000	374,074
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*		101,456	109,027
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C02 2M1 1.10% due 05/25/2024(1)		66,868	66,879
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M2 2.15% due 10/25/2023(1)		197,311	202,532
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN2, Class M2 1.80% due 04/25/2024(1)		75,000	75,513
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019		60,000	60,312
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(2)		468,000	470,078
JPM-BB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(2)		971,000	1,010,138
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(2)		245,843	250,616

Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019		100,000	100,046
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(1)		157,789	152,808
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(1)		284,155	292,196
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/2041*		141,931	152,397
TAL Advantage LLC Series 2014-2A, Class A1 1.70% due 05/20/2039*		97,873	97,936
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*		75,333	76,765
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(2)		262,239	266,937
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(2)		165,030	167,270

Total Asset Backed Securities (cost $4,777,665)			4,774,034

U.S. CORPORATE BONDS & NOTES — 45.7%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023		353,000	354,126
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024		489,000	504,584

			858,710

Advertising Sales — 0.2%
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024*		750,000	776,250

Advertising Services — 0.3%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017		1,831,000	1,707,408

Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 0.95% due 05/15/2018		490,000	478,642

Aerospace/Defense-Equipment — 0.2%
Erickson, Inc. Sec. Notes 8.25% due 05/01/2020		1,162,000	1,193,955

Agricultural Chemicals — 0.1%
Monsanto Co. Senior Notes 4.20% due 07/15/2034		188,000	189,744
Monsanto Co. Senior Notes 4.70% due 07/15/2064		328,000	329,267

			519,011

Airlines — 0.6%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019		882,000	896,333
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020		699,054	730,511
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016		78,832	80,802
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/2017		232,838	247,973
United Airlines Pass Through Trust Pass Through Certs., Series 2014-1, Class B 4.75% due 10/11/2023		325,000	330,281
United Airlines, Inc., Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023		897,000	932,880

			3,218,780

Alternative Waste Technology — 0.4%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020		1,013,000	1,091,507
Darling International, Inc. Company Guar. Notes 5.38% due 01/15/2022*		1,066,000	1,105,975

			2,197,482

Apparel Manufacturers — 0.1%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020		747,000	750,735

Auto-Cars/Light Trucks — 0.2%
Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/2021*		780,000	831,371

Auto-Heavy Duty Trucks — 0.2%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022		850,000	875,500

Auto/Truck Parts & Equipment-Original — 0.3%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021		1,425,000	1,499,813

Banks-Commercial — 1.1%
People’s United Bank Sub. Notes 4.00% due 07/15/2024		402,000	404,104
PNC Bank NA Senior Notes 1.13% due 01/27/2017		1,309,000	1,312,636
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037		837,000	1,056,612
Union Bank NA Senior Notes 3.00% due 06/06/2016		1,593,000	1,660,534
Zions Bancorporation Senior Notes 4.50% due 03/27/2017		433,000	462,101
Zions Bancorporation Senior Notes 4.50% due 06/13/2023		837,000	863,359

			5,759,346

Banks-Fiduciary — 0.2%
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*		775,000	779,477

Banks-Super Regional — 0.2%
Comerica, Inc. Senior Notes 2.13% due 05/23/2019		291,000	290,728
Wells Fargo & Co Sub. Notes 4.10% due 06/03/2026		671,000	679,454

			970,182

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015		1,001,000	1,005,505

Building Products-Cement — 0.7%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*		1,105,000	1,150,581
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019		1,861,000	1,986,617
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024*		201,000	202,509

			3,339,707

Building-Residential/Commercial — 0.3%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022		1,200,000	1,321,500

Cable/Satellite TV — 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021		1,988,000	2,117,220
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 4.45% due 04/01/2024		699,000	741,166
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028		250,000	332,148
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037		149,000	185,399
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038		393,000	528,673

			3,904,606

Casino Hotels — 1.2%
Caesars Entertainment Operating Co., Inc. Senior Notes 10.75% due 02/01/2016		800,000	576,000
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*		1,133,000	1,183,985
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*		1,346,000	1,446,950
Caesars Growth Properties Holdings LLC/ Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022*		1,100,000	1,116,500
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*		1,055,000	1,136,762
Seminole Hard Rock Entertainment, Inc./ Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*		575,000	576,438

			6,036,635

Cellular Telecom — 0.5%
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020		1,199,000	1,326,394
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022		336,000	356,580
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019		351,000	369,427
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024		659,000	704,306

			2,756,707

Chemicals-Diversified — 0.2%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021		1,026,000	1,064,475

Chemicals-Plastics — 0.3%
PolyOne Corp. Senior Notes 5.25% due 03/15/2023		1,229,000	1,262,798

Chemicals-Specialty — 0.1%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		248,000	323,645

Coal — 0.7%
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*		1,529,000	1,655,142
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020		1,050,000	1,057,875
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*		891,000	951,143

			3,664,160

Commercial Services-Finance — 0.5%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*		670,000	710,200
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*		1,618,000	1,694,855

			2,405,055

Computer Services — 0.6%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*		1,564,000	1,587,460
International Business Machines Corp. Senior Notes 1.63% due 05/15/2020		623,000	600,373
Sungard Availability Services Capital, Inc. Company Guar. Notes 8.75% due 04/01/2022*		982,000	913,260

			3,101,093

Computers — 0.3%
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041		1,457,000	1,677,061

Containers-Metal/Glass — 0.4%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026		1,750,000	1,940,312

Containers-Paper/Plastic — 0.3%
Consolidated Container Co. LLC/ Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*		1,347,000	1,353,735

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024		679,000	683,244

Diversified Banking Institutions — 2.2%
Bank of America Corp. Sub. Notes 5.49% due 03/15/2019		900,000	1,012,004
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044		547,000	570,547
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033		1,940,000	2,171,888
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021		1,001,000	1,124,056
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033		518,000	620,427
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		819,000	985,285
JPMorgan Chase & Co. Senior Notes 4.25% due 11/02/2018	NZD	750,000	629,896
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021		590,000	638,875
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037		929,000	1,071,729
Morgan Stanley Sub. Notes 4.10% due 05/22/2023		1,215,000	1,232,512
Morgan Stanley Senior Notes 4.75% due 03/22/2017		700,000	762,117
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025		117,000	143,277

			10,962,613

Diversified Financial Services — 0.6%
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020		875,000	1,018,279
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038		317,000	384,586
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032		527,000	695,197
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*		720,000	723,859

			2,821,921

Diversified Manufacturing Operations — 0.7%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043		1,314,000	1,531,090
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*		1,325,000	1,474,063
Textron, Inc. Senior Notes 4.63% due 09/21/2016		595,000	637,801

			3,642,954

E-Commerce/Services — 0.3%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021		1,215,000	1,272,713

Electric-Generation — 0.3%
AES Corp. Senior Notes 5.50% due 03/15/2024		1,020,000	1,042,950
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/2017		299,035	315,482

			1,358,432

Electric-Integrated — 0.9%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*		252,000	268,082
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033		860,000	968,022
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031		456,000	538,920
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*		513,000	518,295
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*		487,000	493,425
Georgia Power Co. Senior Notes 3.00% due 04/15/2016		180,000	187,418
Mirant Mid Atlantic LLC Pass Through Trust Pass Through Certs., Series B 9.13% due 06/30/2017		259,392	277,873
NiSource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043		444,000	478,247
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017		628,000	628,931

			4,359,213

Electronic Components-Semiconductors — 0.1%
Intel Corp. Senior Notes 1.35% due 12/15/2017		496,000	496,139

Enterprise Software/Service — 0.6%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*		895,000	920,731
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019		840,000	904,050
Oracle Corp. Sr. Notes 4.30% due 07/08/2034		956,000	955,618

			2,780,399

Finance-Auto Loans — 0.3%
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019		486,000	490,714
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017		360,000	361,957
General Motors Acceptance Corp. Senior Notes 8.00% due 11/01/2031		477,000	609,964

			1,462,635

Finance-Commercial — 0.3%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*		524,000	529,240
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*		498,000	522,900
Jefferies LoanCore LLC/JLC Finance Corp. Senior Notes 6.88% due 06/01/2020*		556,000	561,560

			1,613,700

Finance-Consumer Loans — 0.3%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021*		1,378,000	1,372,833

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)		280,000	28
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)		361,000	36

			64

Finance-Leasing Companies — 0.3%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020		1,605,000	1,733,400

Finance-Other Services — 0.3%
Cogent Communications Finance, Inc. Company Guar. Notes 5.63% due 04/15/2021*		795,000	789,037
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017		967,000	970,794

			1,759,831

Financial Guarantee Insurance — 0.1%
Assured Guaranty US Holdings, Inc. Company Guar. Notes 5.00% due 07/01/2024		438,000	435,391

Firearms & Ammunition — 0.2%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020		1,115,000	1,187,475

Food-Meat Products — 0.2%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*		333,000	332,168
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*		836,000	896,610

			1,228,778

Food-Misc./Diversified — 0.1%
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040		401,000	513,492

Food-Retail — 0.2%
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021		1,168,000	1,203,040

Food-Wholesale/Distribution — 0.1%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*		503,000	505,515

Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(3)(4)		639,988	159,997

Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 4.88% due 03/15/2042		243,000	218,972

Independent Power Producers — 0.8%
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*		652,000	702,530
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*		697,000	777,155
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018		1,153,000	1,265,417
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022*		662,000	705,030
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018		190,000	218,025
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020		430,000	469,775

			4,137,932

Insurance-Life/Health — 0.5%
American Equity Investment Life Holding Co. Company Guar. Notes 6.63% due 07/15/2021		1,415,000	1,538,636
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*		295,000	336,911
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*		699,000	702,717

			2,578,264

Insurance-Multi-line — 0.4%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034		946,000	1,128,585
Guardian Life Insurance Co. of America Sub. Notes 4.88% due 06/19/2064*		304,000	305,607
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*		650,000	665,870

			2,100,062

Insurance-Mutual — 0.2%
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*		779,000	788,590

Investment Management/Advisor Services — 0.2%
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*		887,000	966,830

Machinery-Farming — 0.3%
CNH Capital LLC Company Guar. Notes 3.25% due 02/01/2017		504,000	510,930
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017		1,191,000	1,193,525

			1,704,455

Marine Services — 0.1%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019		670,000	703,500

Medical Products — 0.5%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027		370,000	480,135
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020		1,894,000	1,983,965

			2,464,100

Medical-Drugs — 0.5%
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*		742,000	756,840
Endo Finance LLC & Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*		935,000	933,831
Forest Laboratories, Inc. Senior Notes 4.88% due 02/15/2021*		861,000	940,229

			2,630,900

Medical-Generic Drugs — 0.2%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*		827,000	915,372

Medical-HMO — 0.2%
Centene Corp. Senior Notes 4.75% due 05/15/2022		1,055,000	1,070,825

Medical-Hospitals — 1.4%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017		1,055,000	1,107,750
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023		625,000	653,906
HCA, Inc. Senior Notes 7.50% due 11/15/2095		1,823,000	1,713,620
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019		1,094,000	1,166,477
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*		1,300,000	1,317,875
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031		1,075,000	1,040,063

			6,999,691

Multimedia — 0.3%
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028		674,000	869,045
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033		385,000	564,844

			1,433,889

Music — 0.1%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*		490,000	504,088

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019		453,000	456,520

Office Automation & Equipment — 0.2%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024		820,000	848,166

Office Supplies & Forms — 0.2%
ACCO Brands Corp. Company Guar. Notes 6.75% due 04/30/2020		1,028,000	1,076,830

Oil & Gas Drilling — 0.1%
Rowan Cos., Inc. Company Guar. Notes 5.85% due 01/15/2044		429,000	463,109

Oil Companies-Exploration & Production — 5.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018		1,140,000	1,197,000
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036		868,000	1,106,914
Atlas Energy Holdings Operating Co. LLC/ Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021		1,271,000	1,315,485
Berry Petroleum Co. Senior Notes 6.38% due 09/15/2022		403,000	429,195
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022		526,000	568,080
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021		635,000	696,913
Energy XXI Gulf Coast, Inc. Company Guar. Notes 6.88% due 03/15/2024*		576,000	587,520
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022		1,213,000	1,367,658
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018		1,560,000	1,669,200
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019		1,105,000	1,160,250
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020		1,914,000	2,088,652
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*		940,000	940,000
Legacy Reserves LP / Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021*		1,444,000	1,465,660
Memorial Production Partners LP/ Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021		740,000	774,225
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021		1,435,000	1,574,912
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020		1,250,000	1,334,375
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020		915,000	1,022,513
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021		196,000	219,275
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022		520,000	590,850
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020		1,368,000	1,518,480
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022*		1,000,000	1,025,000
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021		1,410,000	1,450,537
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023*		740,000	764,050
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023		620,000	672,700
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022		640,000	668,800

			26,208,244

Oil Companies-Integrated — 0.2%
Hess Corp. Senior Notes 5.60% due 02/15/2041		645,000	749,998
Hess Corp. Senior Notes 7.88% due 10/01/2029		235,000	323,826

			1,073,824

Oil Refining & Marketing — 0.4%
Alon Refining Krotz Springs, Inc. Senior Sec. Notes 13.50% due 10/15/2014		124,000	124,620
Calumet Specialty Products Partners LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021*		892,000	909,840
Reliance Holdings USA, Inc. Company Guar. Notes 5.40% due 02/14/2022		450,000	485,892
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037		456,000	566,596

			2,086,948

Oil-Field Services — 0.1%
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*		650,000	708,500

Paper & Related Products — 0.8%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044		651,000	775,975
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*		1,076,000	1,102,392
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*		866,000	999,576
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020		1,237,000	1,286,480

			4,164,423

Petrochemicals — 0.3%
PetroLogistics LP/PetroLogistics Finance Corp. Company Guar. Notes 6.25% due 04/01/2020		1,184,000	1,290,560

Pipelines — 2.2%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022		1,020,000	1,127,100
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023		493,000	501,628
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.00% due 12/15/2020		840,000	882,000
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042		224,000	209,056
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021		87,000	95,112
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020		1,420,000	1,663,350
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020		1,100,000	1,270,500
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036		736,000	874,484
Genesis Energy LP Company Guar. Notes 5.63% due 06/15/2024		715,000	729,300
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023		260,000	265,200
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021		614,000	663,120
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022*		461,000	466,763
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023		575,000	599,437
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022*		511,000	555,712
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021		926,000	988,505
Williams Cos., Inc. Senior Notes 4.55% due 06/24/2024		296,000	298,931

			11,190,198

Printing-Commercial — 0.2%
Quad/Graphics, Inc. Senior Notes 7.00% due 05/01/2022*		1,175,000	1,175,000

Publishing-Newspapers — 0.5%
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*		532,000	545,965
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*		777,000	829,448
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022		825,000	941,531

			2,316,944

Publishing-Periodicals — 0.7%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*		2,100,000	2,189,250
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*		1,130,000	1,141,300

			3,330,550

Real Estate Investment Trusts — 0.5%
iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019		230,000	230,000
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024*		474,000	484,126
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024		1,552,000	1,645,430

			2,359,556

Real Estate Management/Services — 0.4%
American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024		342,000	346,642
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019		1,340,000	1,449,746

			1,796,388

Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 3.75% due 06/15/2024		271,000	271,955

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(3)(4)		3,285,000	124

Rental Auto/Equipment — 0.1%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022		639,000	706,095

Retail-Apparel/Shoe — 0.2%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021		820,000	931,725

Retail-Appliances — 0.1%
Conn’s, Inc. Senior Notes 7.25% due 07/15/2022*		726,000	727,815

Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023		734,000	773,966

Retail-Automobile — 0.2%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020		995,000	1,098,231

Retail-Discount — 0.1%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023		383,000	361,722

Retail-Drug Store — 0.2%
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*		280,899	299,190
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*		229,597	257,007
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*		361,903	413,486

			969,683

Retail-Music Store — 0.4%
Guitar Center, Inc. Senior Sec. Notes 6.50% due 04/15/2019*		800,000	792,000
Guitar Center, Inc. Company Guar. Notes 9.63% due 04/15/2020*		1,412,000	1,344,930

			2,136,930

Retail-Pawn Shops — 0.2%
Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018		1,175,000	1,210,250

Retail-Regional Department Stores — 0.3%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021		1,670,000	1,590,675

Retail-Restaurants — 1.0%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018		1,095,000	1,157,962
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*		1,213,000	1,334,300
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*		2,287,000	2,332,740

			4,825,002

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(3)(4)(6)(7)		100,000	0

Savings & Loans/Thrifts — 0.6%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017		718,000	780,020
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020		1,234,000	1,426,416
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021		814,000	936,772

			3,143,208

Schools — 0.2%
Northwestern University Bonds 4.20% due 12/01/2047		386,000	387,843
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037		191,000	181,620
University of Pennsylvania Senior Notes 4.67% due 09/01/2112		292,000	291,014

			860,477

Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022		568,000	516,880

Semiconductor Equipment — 0.1%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*		193,000	198,790
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021		553,000	546,088

			744,878

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021		1,043,000	1,139,478

Special Purpose Entities — 0.2%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*		856,000	875,105
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*		345,000	332,022

			1,207,127

Specified Purpose Acquisitions — 0.4%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*		1,825,000	1,920,812

Steel Pipe & Tube — 0.2%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*		840,000	856,800

Steel-Producers — 0.2%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022		874,000	926,440
Glencore Funding LLC Company Guar. Notes 3.13% due 04/29/2019*		282,000	287,584

			1,214,024

Storage/Warehousing — 0.3%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020		1,165,000	1,275,675

Telecom Services — 0.1%
West Corp. Company Guar. Notes 5.38% due 07/15/2022*		307,000	303,930

Telephone-Integrated — 1.6%
AT&T, Inc. Senior Notes 4.35% due 06/15/2045		738,000	699,564
AT&T, Inc. Senior Notes 4.80% due 06/15/2044		701,000	715,622
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020		997,000	1,092,961
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018		1,000,000	1,170,000
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021		549,000	657,428
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032		1,110,000	1,282,050
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020		712,000	783,194
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033		1,340,000	1,641,417

			8,042,236

Television — 0.3%
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021		1,330,000	1,414,788

Transport-Equipment & Leasing — 0.2%
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*		887,000	904,740

Transport-Rail — 0.2%
Florida East Coast Holdings Corp. Senior Sec. Notes 6.75% due 05/01/2019*		1,091,000	1,152,369

Transport-Services — 0.1%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022		675,000	725,625

Travel Services — 0.1%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*		617,000	684,870

Total U.S. Corporate Bonds & Notes (cost $225,708,971)			230,602,755

FOREIGN CORPORATE BONDS & NOTES — 18.4%
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 2.13% due 11/20/2018*		489,000	493,815

Banks-Commercial — 3.8%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017		584,000	586,210
Akbank TAS Senior Notes 7.50% due 02/05/2018*	TRY	2,385,000	1,044,014
Banco ABC Brasil SA Senior Notes 8.50% due 03/28/2016*	BRL	3,100,000	1,332,881
Banco de Bogota SA Senior Notes 5.00% due 01/15/2017*		260,000	277,550
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020		400,000	438,500
Banco do Brasil SA FRS Jr. Sub Notes 9.00% due 06/18/2024*(8)		1,619,000	1,596,739
Bangkok Bank PCL Senior Notes 3.88% due 09/27/2022		315,000	312,849
Bank of Tokyo-Mitsubishi UFJ, Ltd Senior Notes 2.30% due 03/10/2019*		618,000	624,045
BPCE SA Sub. Notes 5.15% due 07/21/2024*		409,000	431,783
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 2.25% due 01/14/2019		310,000	313,946
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 2.63% due 05/29/2018	NOK	5,000,000	831,162
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*		315,000	349,650
Credit Suisse New York Senior Notes 1.38% due 05/26/2017		1,221,000	1,224,924
Credit Suisse New York Sub. Notes 5.40% due 01/14/2020		528,000	593,315
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020		400,000	436,598
ING Bank NV Senior Notes 4.00% due 03/15/2016*		1,461,000	1,535,705
Intesa Sanpaolo SpA Company Guar. Notes 5.02% due 06/26/2024*		969,000	980,449
Macquarie Bank, Ltd. Senior Notes 2.60% due 06/24/2019*		607,000	610,837
Malayan Banking Bhd VRS Sub. Notes 3.25% due 09/20/2022		500,000	505,586
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015		719,000	728,121
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017		1,040,000	1,037,914
Oversea-Chinese Banking Corp., Ltd. FRS Sub. Notes 4.00% due 10/15/2024*		200,000	203,490
PKO Finance AB Senior Notes 4.63% due 09/26/2022*		700,000	728,000
Sberbank of Russia Via SB Capital SA Senior Notes 6.13% due 02/07/2022		200,000	213,250
Siam Commercial Bank PCL Senior Notes 3.50% due 04/07/2019*		200,000	203,126
Standard Chartered PLC Sub. Notes 5.20% due 01/26/2024*		457,000	487,394
Standard Chartered PLC Sub. Notes 5.70% due 03/26/2044*		873,000	915,045
Turkiye Halk Bankasi AS Senior Notes 3.88% due 02/05/2020*		355,000	335,937
Zenith Bank PLC Senior Notes 6.25% due 04/22/2019*		300,000	298,890

			19,177,910

Banks-Money Center — 0.1%
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*		275,000	277,665

Banks-Special Purpose — 0.4%
Burgan Finance No. 1 Jersey, Ltd. Bank Guar. Notes 7.88% due 09/29/2020		305,000	347,700
Development Bank of Kazakhstan JSC Senior Notes 4.13% due 12/10/2022*		600,000	567,900
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 3.75% due 09/25/2015	NOK	5,500,000	918,678

			1,834,278

Beverages-Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018		892,000	902,752

Building & Construction-Misc. — 0.0%
OAS Finance, Ltd. Company Guar. Notes 8.00% due 07/02/2021*		200,000	202,000

Building Products-Cement — 0.1%
Cemex SAB de CV Senior Sec. Notes 5.88% due 03/25/2019*		500,000	522,500

Building-Heavy Construction — 0.1%
Empresas ICA SAB de CV Company Guar. Notes 8.88% due 05/29/2024*		225,000	231,300
Odebrecht Finance, Ltd. Company Guar. Notes 5.25% due 06/27/2029*		343,000	341,457

			572,757

Cable/Satellite TV — 0.5%
Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*		1,200,000	1,281,000
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*		1,055,000	1,097,200

			2,378,200

Casino Hotels — 0.2%
Wynn Macau, Ltd. Senior Notes 5.25% due 10/15/2021*		1,051,000	1,079,903

Cellular Telecom — 0.0%
MTS International Funding, Ltd. Senior Notes 5.00% due 05/30/2023		250,000	242,813

Chemicals-Diversified — 0.2%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*		1,051,000	1,148,217

Coal — 0.2%
Indo Energy Finance BV Senior Sec. Notes 7.00% due 05/07/2018		200,000	199,000
Indo Energy Finance II BV Senior Sec. Notes 6.38% due 01/24/2023*		450,000	375,525
PT Adaro Indonesia Company Guar. Notes 7.63% due 10/22/2019		350,000	367,500

			942,025

Commercial Services — 0.0%
Global A&T Electronics, Ltd. Senior Sec. Notes 10.00% due 02/01/2019*		73,000	61,138

Cruise Lines — 0.3%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022		1,286,000	1,350,300

Diversified Banking Institutions — 0.9%
Credit Suisse Group AG FRS Jr. Sub Notes 6.25% due 12/18/2024*(8)		1,131,000	1,138,069
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017		1,161,000	1,160,615
Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024		542,000	550,346
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023		639,000	690,890
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023		430,000	470,675
UBS AG Sub. Notes 7.63% due 08/17/2022		294,000	353,997

			4,364,592

Diversified Financial Services — 0.2%
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*		833,000	868,454

Diversified Manufacturing Operations — 0.2%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*		873,000	899,190

Diversified Minerals — 0.6%
Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*		401,000	410,460
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*		1,750,000	1,876,875
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035		254,000	270,757
Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*		610,000	610,000

			3,168,092

Diversified Operations — 0.3%
KOC Holding AS Senior Notes 3.50% due 04/24/2020*		650,000	618,442
Tenedora Nemak SA de CV Senior Notes 5.50% due 02/28/2023*		650,000	661,375

			1,279,817

Electric-Distribution — 0.0%
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		200,000	205,230

Electric-Generation — 0.1%
Comision Federal de Electricidad Senior Notes 4.88% due 05/26/2021		400,000	430,200

Electric-Integrated — 0.2%
E.CL SA Senior Notes 5.63% due 01/15/2021		550,000	600,034
Electricite de France SA Senior Notes 6.00% due 01/22/2114*		236,000	266,506
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP	266,000,000	150,073

			1,016,613

Finance-Leasing Companies — 0.6%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust Company Guar. Notes 3.75% due 05/15/2019*		503,000	506,772
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019		1,800,000	1,971,000
Fly Leasing, Ltd. Company Guar. Notes 6.75% due 12/15/2020		675,000	718,875

			3,196,647

Food-Meat Products — 0.2%
BRF SA Senior Notes 3.95% due 05/22/2023*		200,000	189,000
BRF SA Senior Notes 4.75% due 05/22/2024*		302,000	297,470
BRF SA Senior Notes 7.75% due 05/22/2018*	BRL	1,000,000	390,360
ESAL GmbH Company Guar. Notes 6.25% due 02/05/2023*		260,000	254,800

			1,131,630

Gas-Transportation — 0.0%
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*		200,000	188,500

Gold Mining — 0.4%
AuRico Gold, Inc. Sec. Notes 7.75% due 04/01/2020*		766,000	758,340
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020		450,000	414,000
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044		337,000	345,571
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*		353,000	367,311
Polyus Gold International, Ltd. Company Guar. Notes 5.63% due 04/29/2020*		250,000	247,500

			2,132,722

Hazardous Waste Disposal — 0.4%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*		1,050,000	1,092,000
Tervita Corp. Company Guar. Notes 9.75% due 11/01/2019*		700,000	679,000

			1,771,000

Independent Power Producers — 0.1%
PT Perusahaan Listrik Negara Senior Notes 5.50% due 11/22/2021*		500,000	525,000

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 2.25% due 03/11/2019*		272,000	272,183

Machinery-General Industrial — 0.1%
Emeco Pty, Ltd. Senior Sec. Notes 9.88% due 03/15/2019*		253,000	259,641

Medical-Drugs — 0.4%
Grifols Worldwide Operations, Ltd. Senior Notes 5.25% due 04/01/2022*		600,000	622,500
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*		989,000	1,000,342
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*		562,000	578,157

			2,200,999

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.85% due 06/15/2024*		346,000	349,755
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044*		346,000	349,269

			699,024

Metal-Aluminum — 0.0%
Cia Brasileira de Aluminio Company Guar. Notes 4.75% due 06/17/2024*		232,000	227,940

Metal-Copper — 0.1%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*		537,000	559,823

Metal-Diversified — 0.2%
Vedanta Resources PLC Senior Notes 7.13% due 05/31/2023*		370,000	390,350
Vedanta Resources PLC Senior Notes 8.25% due 06/07/2021		400,000	448,000

			838,350

Metal-Iron — 0.2%
Samarco Mineracao SA Senior Notes 4.13% due 11/01/2022*		470,000	445,325
Vale SA Senior Notes 5.63% due 09/11/2042		462,000	452,621

			897,946

Mining Services — 0.2%
Consolidated Minerals Lt Senior Sec. Notes 8.00% due 05/15/2020*		974,000	954,520

Municipal Bonds — 0.2%
City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*		870,000	778,650

Oil & Gas Drilling — 0.4%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*		1,050,000	1,029,000
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021		450,000	520,579
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031		280,000	338,754

			1,888,333

Oil Companies-Exploration & Production — 0.8%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		566,000	770,568
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*		675,000	679,219
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		744,000	790,500
MIE Holdings Corp. Company Guar. Notes 7.50% due 04/25/2019*		220,000	232,830
PT Pertamina Persero Senior Notes 4.88% due 05/03/2022*		720,000	714,600
Sinopec Group Overseas Development 2014, Ltd. Company Guar. Notes 4.38% due 04/10/2024*		300,000	310,581
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042		690,000	748,126

			4,246,424

Oil Companies-Integrated — 1.0%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017		425,000	425,599
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016		511,000	526,869
Ecopetrol SA Senior Notes 5.88% due 05/28/2045		367,000	379,581
Pacific Rubiales Energy Corp. Company Guar. Notes 5.13% due 03/28/2023		500,000	496,250
Petrobras Global Finance BV Company Guar. Notes 7.25% due 03/17/2044		365,000	402,412
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021		400,000	416,892
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		350,000	216,650
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017		900,000	841,770
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		542,000	564,222
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*		355,000	412,244
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/2019		300,000	340,816
Rosneft Oil Co. via Rosneft International Finance, Ltd. Senior Notes 4.20% due 03/06/2022*		200,000	185,750

			5,209,055

Oil Refining & Marketing — 0.0%
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	191,214

Paper & Related Products — 0.1%
Inversiones CMPC SA Company Guar. Notes 4.50% due 04/25/2022		500,000	504,284

Petrochemicals — 0.3%
Alpek SA de CV Company Guar. Notes 5.38% due 08/08/2023*		400,000	416,000
Braskem Finance, Ltd. Company Guar. Notes 5.75% due 04/15/2021		400,000	418,200
Mexichem SAB de CV Company Guar. Notes 6.75% due 09/19/2042*		559,000	598,130

			1,432,330

Pipelines — 0.0%
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*		200,000	215,000

Real Estate Investment Trusts — 0.1%
Trust F/1401 Senior Notes 5.25% due 12/15/2024*		400,000	420,000

Real Estate Operations & Development — 0.6%
China Overseas Finance Cayman II, Ltd. Company Guar. Notes 5.50% due 11/10/2020		300,000	316,980
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.25% due 04/04/2021*		200,000	195,000
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.50% due 01/10/2023*		200,000	192,760
Country Garden Holdings Co., Ltd. Company Guar. Notes 11.13% due 02/23/2018		410,000	447,392
Kaisa Group Holdings, Ltd. Company Guar. Notes 10.25% due 01/08/2020		500,000	526,250
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*		1,325,000	1,358,125
Shimao Property Holdings, Ltd. Company Guar. Notes 6.63% due 01/14/2020		200,000	197,000

			3,233,507

Retail-Major Department Stores — 0.1%
LS Finance 2022, Ltd. Company Guar. Notes 4.25% due 10/16/2022		500,000	482,958

Retail-Restaurants — 0.1%
Arcos Dorados Holdings, Inc. Company Guar. Notes 6.63% due 09/27/2023*		325,000	341,250

Security Services — 0.2%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*		1,111,000	1,167,939

Sovereign — 0.2%
Perusahaan Penerbit SBSN Senior Notes 3.30% due 11/21/2022*		950,000	874,000

Special Purpose Entities — 0.1%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.03% due 01/15/2015*†(3)(4)(9)(10)		1,330,000	0
MAF Global Securities, Ltd. Company Guar. Notes 5.25% due 07/05/2019		400,000	431,500

			431,500

Steel-Producers — 0.3%
ArcelorMittal Senior Notes 6.75% due 02/25/2022		943,000	1,056,160
Severstal OAO Via Steel Capital SA Senior Notes 5.90% due 10/17/2022		200,000	195,500
Severstal OAO Via Steel Capital SA Senior Notes 5.90% due 10/17/2022*		200,000	195,500

			1,447,160

Steel-Specialty — 0.0%
GTL Trade Finance, Inc. Company Guar. Notes 7.25% due 04/16/2044*		200,000	210,200

Sugar — 0.1%
Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*	BRL	1,590,000	648,737

SupraNational Banks — 0.2%
International Bank for Reconstruction & Development Senior Notes 3.63% due 02/20/2018	NZD	750,000	633,049
North American Development Bank Senior Notes 2.30% due 10/10/2018		584,000	592,665

			1,225,714

Telecom Services — 0.9%
Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*		918,000	977,670
Altice SA Senior Sec. Notes 7.75% due 05/15/2022*		1,661,000	1,773,117
Turk Telekomunikasyon AS Senior Notes 4.88% due 06/19/2024*		760,000	737,276
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*		900,000	958,500
Wind Acquisition Finance SA Company Guar. Notes 7.38% due 04/23/2021*		122,000	130,235

			4,576,798

Telephone-Integrated — 0.7%
Oi SA Senior Notes 9.75% due 09/15/2016*	BRL	575,000	243,975
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019		855,000	988,594
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		848,000	977,320
Telecom Italia SpA Senior Notes 5.30% due 05/30/2024*		477,000	478,789
Telefonica Chile SA Senior Notes 3.88% due 10/12/2022		700,000	688,530

			3,377,208

Transport-Rail — 0.1%
Russian Railways via RZD Capital PLC Senior Notes 5.70% due 04/05/2022		400,000	416,138

Transport-Services — 0.1%
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		600,000	563,400

Total Foreign Corporate Bonds & Notes (cost $94,171,504)			93,156,185

FOREIGN GOVERNMENT OBLIGATIONS — 13.8%
Electric-Distribution — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		527,000	531,453

Regional Authority — 0.1%
Province of British Columbia Senior Notes 2.85% due 06/15/2015		612,000	627,239

Sovereign — 13.5%
Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040		380,000	372,400
Bolivarian Republic of Venezuela Senior Notes 9.00% due 05/07/2023		370,000	316,350
Bolivarian Republic of Venezuela Senior Notes 9.38% due 01/13/2034		278,000	234,215
Bolivarian Republic of Venezuela Senior Notes 11.75% due 10/21/2026		560,000	548,240
Bolivarian Republic of Venezuela Senior Notes 11.95% due 08/05/2031		555,000	543,900
Commonwealth of Jamaica Senior Notes 8.00% due 06/24/2019		160,000	171,600
Commonwealth of Jamaica Senior Notes 8.00% due 03/15/2039		250,000	239,375
Commonwealth of the Bahamas Senior Notes 5.75% due 01/16/2024*		240,000	255,600
Dominican Republic Senior Notes 5.88% due 04/18/2024*		370,000	386,095
Dominican Republic Senior Notes 5.88% due 04/18/2024		380,000	396,530
Dominican Republic Senior Notes 6.60% due 01/28/2024*		260,000	283,790
Dominican Republic Senior Notes 8.63% due 04/20/2027		600,000	744,000
Federation of Malaysia Senior Notes 3.48% due 03/15/2023	MYR	2,150,000	644,050
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		316,000	339,700
Gabonese Republic Bonds 6.38% due 12/12/2024		770,000	841,102
Gabonese Republic Bonds 8.20% due 12/12/2017		614,000	701,409
Government of Canada Senior Notes 0.88% due 02/14/2017		527,000	528,265
Government of Canada Bonds 5.75% due 06/01/2029	CAD	1,560,000	2,041,428
Government of Malaysia Senior Notes 3.31% due 10/31/2017	MYR	7,100,000	2,195,094
Government of New Zealand Senior Notes 6.00% due 04/15/2015	NZD	3,030,000	2,702,261
Government of Sri Lanka Senior Notes 6.00% due 01/14/2019		700,000	736,750
Guatemala Government Bond Senior Notes 4.88% due 02/13/2028		400,000	392,400
Kingdom of Bahrain Senior Notes 6.13% due 08/01/2023*		821,000	918,494
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022*		598,000	598,747
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022		400,000	400,500
Kingdom of Morocco Senior Notes 5.50% due 12/11/2042		800,000	786,304
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	7,620,000	1,375,823
Kingdom of Spain Senior Notes 4.40% due 10/31/2023*	EUR	600,000	943,445
Lebanese Republic Senior Notes 4.00% due 12/31/2017		372,750	371,818
Lebanese Republic Senior Notes 8.25% due 04/12/2021		350,000	400,750
Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024		323,000	342,703
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		790,000	780,125
Plurinational State of Bolivia Senior Notes 5.95% due 08/22/2023*		280,000	295,400
Republic of Austria Senior Notes 4.15% due 03/15/2037*	EUR	310,000	565,552
Republic of Colombia Senior Notes 2.63% due 03/15/2023		200,000	187,000
Republic of Costa Rica Senior Notes 4.25% due 01/26/2023		830,000	796,800
Republic of Costa Rica Senior Notes 7.00% due 04/04/2044*		500,000	520,000
Republic of Croatia Senior Notes 5.50% due 04/04/2023*		426,000	442,508
Republic of Croatia Senior Notes 6.38% due 03/24/2021		200,000	219,750
Republic of Ecuador Senior Notes 7.95% due 06/20/2024*		700,000	723,450
Republic of El Salvador Senior Notes 5.88% due 01/30/2025		800,000	783,200
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		740,000	788,840
Republic of Ghana Notes 7.88% due 08/07/2023*		473,000	457,627
Republic of Guatemala Senior Notes 5.75% due 06/06/2022		700,000	753,200
Republic of Hungary Senior Notes 4.00% due 03/25/2019		350,000	360,534
Republic of Hungary Senior Notes 5.38% due 03/25/2024		330,000	353,100
Republic of Hungary Senior Notes 5.75% due 11/22/2023		970,000	1,069,425
Republic of Hungary Senior Notes 7.63% due 03/29/2041		732,000	937,414
Republic of Indonesia Senior Notes 5.25% due 01/17/2042		500,000	475,000
Republic of Indonesia Senior Notes 5.88% due 01/15/2024*		430,000	474,612
Republic of Indonesia Senior Notes 6.63% due 02/17/2037		117,000	129,870
Republic of Indonesia Senior Notes 6.75% due 01/15/2044*		740,000	851,000
Republic of Ireland Bonds 4.50% due 04/18/2020	EUR	850,000	1,376,970
Republic of Italy Bonds 5.00% due 03/01/2022	EUR	960,000	1,566,523
Republic of Ivory Coast Senior Notes 7.77% due 12/31/2032(5)		700,000	678,125
Republic of Latvia Senior Notes 5.25% due 06/16/2021		700,000	784,000
Republic of Lithuania Senior Notes 5.13% due 09/14/2017		200,000	220,126
Republic of Lithuania Senior Notes 6.75% due 01/15/2015		429,000	442,085
Republic of Lithuania Senior Notes 7.38% due 02/11/2020		600,000	735,000
Republic of Panama Senior Notes 4.30% due 04/29/2053		430,000	374,960
Republic of Panama Senior Notes 5.20% due 01/30/2020		670,000	747,720
Republic of Panama Senior Notes 6.70% due 01/26/2036		670,000	826,445
Republic of Peru Senior Notes 7.13% due 03/30/2019		135,000	164,363
Republic of Peru Senior Notes 8.20% due 08/12/2026	PEN	2,700,000	1,178,429
Republic of Peru Senior Notes 8.38% due 05/03/2016		384,000	433,152
Republic of Poland Senior Notes 3.00% due 03/17/2023		1,137,000	1,104,596
Republic of Poland Bonds 4.00% due 10/25/2023	PLN	7,200,000	2,472,785
Republic of Poland Senior Notes 5.00% due 03/23/2022		625,000	694,687
Republic of Poland Senior Notes 5.13% due 04/21/2021		50,000	56,250
Republic of Poland Bonds 5.25% due 10/25/2020	PLN	3,750,000	1,380,520
Republic of South Africa Senior Notes 4.67% due 01/17/2024		878,000	894,462
Republic of South Africa Senior Notes 5.88% due 09/16/2025		600,000	666,900
Republic of South Africa Senior Notes 6.25% due 03/08/2041		682,000	789,415
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022*		200,000	205,750
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		930,000	986,962
Republic of the Philippines Senior Notes 6.50% due 01/20/2020		325,000	387,563
Republic of the Philippines Senior Notes 8.38% due 06/17/2019		100,000	127,375
Republic of the Philippines Senior Notes 9.38% due 01/18/2017		285,000	342,000
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		341,000	534,944
Republic of Trinidad & Tobago Notes 4.38% due 01/16/2024*		300,000	325,500
Republic of Turkey Senior Notes 3.25% due 03/23/2023		240,000	221,280
Republic of Turkey Notes 4.88% due 04/16/2043		330,000	310,200
Republic of Turkey Notes 6.00% due 01/14/2041		850,000	908,437
Republic of Turkey Senior Notes 6.63% due 02/17/2045		700,000	810,250
Republic of Ukraine Senior Notes 7.80% due 11/28/2022		596,000	563,220
Republic of Venezuela Senior Notes 7.00% due 12/01/2018		450,000	392,625
Republic of Zambia Notes 5.38% due 09/20/2022		410,000	384,375
Russian Federation Senior Notes 5.88% due 09/16/2043*		600,000	640,500
Russian Federation Senior Notes 7.50% due 03/31/2030(5)		472,650	547,395
Slovak Republic Senior Notes 4.38% due 05/21/2022		610,000	650,870
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	1,600,000	2,577,204
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020	GBP	1,420,000	2,772,625
United Mexican States Senior Notes 2.75% due 04/22/2023	EUR	200,000	279,748
United Mexican States Senior Notes 3.50% due 01/21/2021		444,000	461,094
United Mexican States Senior Notes 4.75% due 03/08/2044		788,000	803,760
United Mexican States Senior Notes 5.63% due 01/15/2017		430,000	477,300
United Mexican States Senior Notes 5.75% due 10/12/2110		444,000	471,084
United Mexican States Bonds 10.00% due 12/05/2024	MXN	7,000,000	720,465

			68,207,584

Telephone-Integrated — 0.1%
Empresa de Telecomunicaciones de Bogota Senior Notes 7.00% due 01/17/2023*	COP	640,000,000	315,313

Total Foreign Government Obligations (cost $67,404,145)			69,681,589

U.S. GOVERNMENT AGENCIES — 3.5%
Federal Home Loan Mtg. Corp. — 1.0%
2.50% due 01/01/2028		420,089	426,857
3.00% due 08/01/2043		1,275,303	1,259,517
3.50% due 03/01/2042		531,670	547,203
3.50% due 04/01/2042		536,238	551,904
3.50% due 09/01/2043		577,963	595,195
4.00% due 09/01/2040		457,236	485,046
4.50% due 02/01/2020		20,229	21,456
4.50% due 08/01/2020		43,973	46,639
4.50% due 01/01/2039		52,662	57,009
5.00% due 02/01/2034		55,220	61,338
5.00% due 05/01/2034		66,986	75,485
5.00% due 03/01/2039		135,340	149,774
5.00% due 07/01/2040		403,771	447,269
5.50% due 05/01/2037		157,190	175,511
6.00% due 03/01/2040		127,689	143,429
6.50% due 02/01/2035		46,413	52,300
Federal Home Loan Mtg. Corp. REMIC Series 41, Class F 10.00% due 05/15/2020(1)		760	783
Series 1103, Class N 11.57% due 06/15/2021(1)(11)		1,116	196
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.65% due 09/15/2039(1)(11)		1,235,322	187,466

			5,284,377

Federal National Mtg. Assoc. — 2.4%
3.00% due 10/01/2027		453,135	471,440
3.00% due 11/01/2027		549,652	571,660
3.00% due 03/01/2042		79,583	78,712
3.00% due 12/01/2042		205,845	203,902
3.00% due 05/01/2043		1,140,900	1,128,405
3.50% due 08/01/2027		266,301	282,567
3.50% due 10/01/2028		70,536	74,937
3.50% due 02/01/2043		183,181	189,366
3.50% due 03/01/2043		82,645	85,206
3.50% due 08/01/2043		1,180,530	1,217,108
4.00% due 11/01/2025		343,833	368,373
4.00% due 04/01/2039		288,137	306,223
4.00% due 06/01/2039		555,914	592,684
4.00% due 09/01/2040		824,861	876,634
4.00% due 10/01/2040		603,315	641,183
4.00% due 11/01/2041		466,094	495,959
4.00% due 12/01/2043		15,618	16,638
4.00% due December TBA		34,000	36,082
4.50% due 06/01/2019		53,401	56,727
4.50% due 11/01/2022		112,341	119,541
4.50% due 06/01/2023		52,410	55,846
4.50% due 01/01/2039		595,623	645,325
4.50% due 07/01/2040		1,103,147	1,200,297
4.50% due 08/01/2040		814,853	888,954
4.50% due December TBA		50,000	54,148
5.00% due 06/01/2019		36,620	38,984
5.00% due 01/01/2023		24,914	27,171
5.00% due 03/01/2034		51,680	57,520
5.00% due 05/01/2035		31,020	34,469
5.00% due 05/01/2040		205,883	229,465
5.00% due 07/01/2040		528,000	587,289
5.50% due 06/01/2038		79,800	89,863
6.00% due 02/01/2032		5,584	6,284
6.00% due 05/01/2034		3,888	4,413
6.00% due 10/01/2034		23,195	26,112
6.00% due 10/01/2037		48,837	54,954
6.50% due 10/01/2038		271,383	306,745
7.50% due 01/01/2030		1,539	1,597
8.00% due 11/01/2028		6,612	7,480
13.00% due 11/15/2015		1	1
Federal National Mtg. Assoc. REMIC
Series 2011-117, Class MA
2.00% due 08/25/2040(1)		169,194	166,664
Series 1989-2, Class D
8.80% due 01/25/2019(1)		9,495	10,457

			12,307,385

Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018		335,000	337,701

Total U.S. Government Agencies (cost $17,368,349)			17,929,463

U.S. GOVERNMENT TREASURIES — 9.0%
United States Treasury Notes — 9.0%
0.07% due 01/31/2016 FRS		1,940,000	1,939,969
0.13% due 04/15/2018 TIPS(12)		1,317,716	1,361,160
0.25% due 05/31/2015		9,387,000	9,398,734
0.25% due 10/31/2015		217,000	217,186
0.38% due 01/31/2016		1,500,000	1,502,167
0.63% due 05/31/2017		3,257,000	3,235,370
1.00% due 03/31/2017		3,140,000	3,158,645
1.50% due 07/31/2016		9,000,000	9,187,029
1.50% due 02/28/2019		560,000	559,081
1.63% due 04/30/2019		8,000,000	8,015,000
2.13% due 01/31/2021		3,300,000	3,316,243
2.75% due 11/15/2023		3,300,000	3,382,243

Total U.S. Government Treasuries (cost $45,182,712)			45,272,827

LOANS(3)(14)(15) — 1.9%
Aerospace/Defense — 0.1%
Si Organization, Inc. BTL 5.75% due 05/01/2021		591,425	591,671

Casino Hotels — 0.1%
Twin River Management Group, Inc. BTL-B 5.25% due 09/27/2018		269,547	267,525

Computer Services — 0.2%
Sungard Availability Services Capital, Inc. BTL 6.00% due 03/31/2019		1,078,378	1,070,291

Computer Software — 0.3%
Vertafore, Inc. FRS 1st Lien 4.25% due 10/3/2019		1,454,340	1,454,947

Electric-Distribution — 0.3%
Cedar Bay Generating Company LP BTL 6.25% due 04/15/2020		1,489,887	1,501,061

Gambling (Non-Hotel) — 0.1%
Northfield Park Assoc. LLC BTL-1st Lien 9.00% due 10/23/2018		258,491	261,722

Medical-Drugs — 0.4%
Auxilium Pharmaceuticals, Inc. BTL-B 6.25% due 04/26/2017		1,990,092	1,990,092

Medical-Hospitals — 0.2%
Ardent Health Services, Inc. BTL-B 6.75% due 03/15/2018		1,147,478	1,151,064

Oil Companies-Exploration & Production — 0.1%
Sabine Oil & Gas, LLC BTL 8.75% due 12/31/2018		647,315	656,418

Semiconductor Components-Integrated Circuits — 0.1%
SunEdison Semiconductor, Inc. BTL 1st Lien 6.50% due 05/22/2019		836,237	832,579

Total Loans (cost $9,727,512)			9,777,370

MUNICIPAL BONDS & NOTES — 0.4%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111		616,000	634,326
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062		725,000	742,081
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051		353,000	392,550

Total Municipal Bonds & Notes (cost $1,687,964)			1,768,957

COMMON STOCKS — 0.1%
Power Converter/Supply Equipment — 0.0%
TPT Acquisition, Inc.†(3)(4)		10,910	163,650

Television — 0.1%
ION Media Networks, Inc.†(3)(4)(13)		655	285,580

Total Common Stocks (cost $116)			449,230

PREFERRED SECURITIES — 0.4%
Diversified Banking Institutions — 0.2%
Citigroup, Inc. FRS Series J 7.13%		31,375	867,487

Electric-Integrated — 0.1%
Entergy Louisiana LLC 4.70%		12,300	271,461

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%		11,300	123,283

Telecom Services — 0.1%
Qwest Corp. 6.13%		23,325	543,006

Total Preferred Securities (cost $1,849,397)			1,805,237

PREFERRED SECURITIES/CAPITAL SECURITIES — 3.3%
Banks-Commercial — 0.1%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(8)		481,000	458,754

Banks-Super Regional — 0.2%
Fifth Third Bancorp FRS 4.90% due 09/30/2019(8)		560,000	556,948
Wells Fargo & Co. FRS Series S 5.90% due 06/15/2024(8)		377,000	399,903
Wells Fargo Capital X 5.95% due 12/01/2086		223,000	227,460

			1,184,311

Diversified Banking Institutions — 1.7%
BAC Capital Trust XIII FRS Series F 4.00% due 08/04/2014(8)		1,070,000	861,350
Bank of America Corp. FRS Series V 5.13% due 06/17/2019(8)		1,856,000	1,849,046
Credit Suisse Group AG VRS 7.50% due 12/11/2023*(8)		505,000	558,984
Goldman Sachs Group, Inc. FRS Series L 5.70% due 05/10/2019(8)		744,000	768,645
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(8)		887,000	883,713
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(8)		1,676,000	1,713,182
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(8)		654,000	730,845
JPMorgan Chase Capital XXIII FRS 1.22% due 05/15/2077		140,000	111,650
Societe Generale SA FRS 6.00% due 01/27/2020*(8)		915,000	901,275

			8,378,690

Diversified Financial Services — 0.1%
General Electric Capital Corp. FRS Series C 5.25% due 06/15/2023(8)		500,000	505,625

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(3)		222,000	22

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043		547,000	538,308

Financial Guarantee Insurance — 0.3%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/2066*		1,880,000	1,673,200

Food-Dairy Products — 0.3%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		1,450,000	1,460,875

Insurance-Life/Health — 0.2%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043		1,038,000	1,110,328

Insurance-Multi-line — 0.1%
MetLife, Inc. 6.40% due 12/15/2066		533,000	595,627

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053		865,000	934,200

Total Preferred Securities/Capital Securities
(cost $15,858,322)			16,839,940

Total Long-Term Investment Securities
(cost $483,736,657)			492,057,587

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Time Deposits — 1.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 07/01/2014 (cost $7,446,000)		7,446,000	7,446,000

REPURCHASE AGREEMENT — 0.8%
State Street Bank and Trust Co. Joint Repurchase Agreement(16) (cost $4,012,000)		4,012,000	4,012,000

TOTAL INVESTMENTS
(cost $495,194,657)(17)		99.7%	503,515,587
Other assets less liabilities		0.3	1,610,761

NET ASSETS		100.0%	$505,126,348

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2014, the aggregate value of these securities was $142,777,610 representing 28.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	Denominated in United States dollars unless otherwise indicated.

†	Non-income producing security

(1)	Collateralized Mortgage Obligation

(2)	Commercial Mortgage Backed Security

(3)	Illiquid security. At June 30, 2014, the aggregate value of these securities was $10,386,807 representing 2.1% of net assets.

(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(6)	Security in default of interest and principal at maturity.

(7)	Company has filed for Chapter 7 bankruptcy.

(8)	Perpetual maturity – maturity date reflects the next call date.

(9)	Security in default of interest.

(10)	Company has filed for bankruptcy protection in country of issuance.

(11)	Interest Only

(12)	Principal amount of security is adjusted for inflation.

(13)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2014, the SunAmerica Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Ion Media Networks, Inc.
Common Stock	03/5/2014	655	$7	$285,580	$436.00	0.06%

(14)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(15)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(16)	See Note 2 for details of Joint Repurchase Agreements.

(17)	See Note 3 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

BTL — Bank Term Loan

TIPS — Treasury Inflation Protected Security

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates at June 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

BRL — Brazilian Real

CAD — Canadian Dollar

COP — Columbian Peso

EUR — Euro

GBP — British Pound

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Nuevo Sol

PLN — Polish Zloty

TRY — New Turkish Lira

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2014 (see note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$4,774,034	$—	$4,774,034
U.S. Corporate Bonds & Notes:
Airlines	—	2,888,499	330,281	3,218,780
Gambling (Non-Hotel)	—	—	159,997	159,997
Oil Companies-Exploration & Production	—	26,208,244	—	26,208,244
Recycling	—	—	124	124
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	201,015,610	—	201,015,610
Foreign Corporate Bonds & Notes:
Special Purpose Entities	—	431,500	0	431,500
Other Industries*	—	92,724,685	—	92,724,685
Foreign Government Obligations:
Sovereign	—	68,207,584	—	68,207,584
Other Foreign Government Obligations*	—	1,474,005	—	1,474,005
U.S. Government Agencies	—	17,929,463	—	17,929,463
U.S. Government Treasuries:
United States Treasury Notes	—	45,272,827	—	45,272,827
Loans	—	9,777,370	—	9,777,370
Municipal Bonds & Notes	—	1,768,957	—	1,768,957
Common Stocks	—	—	449,230	449,230
Preferred Securities	1,805,237	—	—	1,805,237
Preferred Securities/Capital Securities	—	16,839,940	—	16,839,940
Short-Term Investment Securities:
Time Deposits	—	7,446,000	—	7,446,000
Repurchase Agreement	—	4,012,000	—	4,012,000

Total	$1,805,237	$500,770,718	$939,632	$503,515,587

* Sum of all other industries or foreign government obligations each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government obligation classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

SunAmerica High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited)

Security Description		Shares/ Principal Amount**	Value (Note 1)
CONVERTIBLE BONDS & NOTES — 0.8%
Applications Software — 0.2%
Verint Systems, Inc. 1.50% due 06/01/2021		$257,000	$263,425

Building-Residential/Commercial — 0.1%
M/I Homes, Inc. Company Guar. Notes 3.00% due 03/01/2018		116,000	126,513

Medical-Biomedical/Gene — 0.2%
Cubist Pharmaceuticals, Inc. Senior Notes 1.88% due 09/01/2020*		155,000	176,700
Exelixis, Inc. Senior Sub. Notes 4.25% due 08/15/2019		68,000	57,460

			234,160

Medical-Drugs — 0.0%
Savient Pharmaceuticals, Inc. Escrow Notes 4.75% due 02/01/2018(6)(7)		745,000	0

Oil Companies-Exploration & Production — 0.3%
Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019		385,000	355,162

Total Convertible Bonds & Notes (cost $1,424,432)			979,260

U.S. CORPORATE BONDS & NOTES — 72.7%
Advertising Services — 0.5%
Getty Images, Inc. Senior Notes 7.00% due 10/15/2020*		655,000	600,144

Aerospace/Defense-Equipment — 0.8%
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020		815,000	885,294

Applications Software — 0.5%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019		550,000	632,500

Auto-Cars/Light Trucks — 1.6%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.00% due 06/15/2019		465,000	505,106
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021		685,000	774,050
General Motors Co. Senior Notes 4.88% due 10/02/2023*		490,000	515,725

			1,794,881

Banks-Commercial — 1.0%
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018		406,000	435,943
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020		275,000	295,195
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*		430,000	466,012

			1,197,150

Banks-Mortgage — 1.1%
Provident Funding Associates LP / PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*		1,205,000	1,220,062

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023		145,000	145,544

Building & Construction Products-Misc. — 1.5%
Associated Materials LLC/AMH New Finance, Inc. Senior Sec. Notes 9.13% due 11/01/2017		205,000	212,687
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021		560,000	618,800
Ply Gem Industries, Inc. Company Guar. Notes 6.50% due 02/01/2022*		900,000	870,750

			1,702,237

Building & Construction-Misc. — 0.1%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023		85,000	85,000

Building Products-Cement — 0.6%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*		690,000	718,463

Building-Residential/Commercial — 3.2%
K Hovnanian Enterprises, Inc. Company Guar. Notes 7.00% due 01/15/2019*		430,000	438,600
K Hovnanian Enterprises, Inc. Sec. Notes 9.13% due 11/15/2020*		341,000	380,215
KB Home Company Guar. Notes 7.00% due 12/15/2021		200,000	218,000
KB Home Company Guar. Notes 7.50% due 09/15/2022		345,000	382,950
KB Home Company Guar. Notes 8.00% due 03/15/2020		931,000	1,068,322
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022(3)		890,000	885,550
Pulte Group, Inc. Company Guar. Notes 6.38% due 05/15/2033		135,000	135,675
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022		175,000	173,688

			3,683,000

Cable/Satellite TV — 4.1%
CCO Holdings LLC / CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023		25,000	25,219
CCO Holdings LLC / CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022		185,000	187,775
CCO Holdings LLC / CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023		125,000	129,531
CCO Holdings LLC / CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022		580,000	623,500
CCO Holdings LLC / CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020		365,000	397,850
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023		520,000	529,750
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021		1,820,000	2,074,800
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019		160,000	190,000
Harron Communications LP/Harron Finance Corp. Senior Notes 9.13% due 04/01/2020*		485,000	540,775

			4,699,200

Casino Hotels — 0.2%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 5.38% due 03/15/2022		270,000	281,138

Cellular Telecom — 7.1%
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020		645,000	688,537
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021*		1,255,000	1,383,637
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023*		1,170,000	1,301,625
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*		395,000	454,250
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*		910,000	1,103,375
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019		1,000,000	1,071,250
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018		65,000	68,250
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022		85,000	90,206
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019		450,000	473,625
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024		125,000	133,594
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021		185,000	200,263
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022		1,100,000	1,186,625
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023		70,000	76,213

			8,231,450

Chemicals-Plastics — 0.6%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020		230,000	243,800
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018		390,000	405,600

			649,400

Chemicals-Specialty — 0.6%
Ferro Corp. Senior Notes 7.88% due 08/15/2018		675,000	705,375

Commercial Services — 1.0%
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*		245,000	247,144
ServiceMaster Co. Company Guar. Notes 7.00% due 08/15/2020		825,000	877,593

			1,124,737

Computer Services — 0.7%
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019		355,000	373,637
SunGard Data Systems, Inc. Company Guar. Notes 7.38% due 11/15/2018		156,000	164,775
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020		275,000	299,750

			838,162

Containers-Metal/Glass — 0.6%
Ardagh Finance Holdings SA Senior Notes 8.63% due 06/15/2019*(4)		280,000	288,400
Ardagh Packaging Finance PLC Company Guar. Notes 6.00% due 06/30/2021*		365,000	364,544

			652,944

Containers-Paper/Plastic — 0.4%
BOE Intermediate Holding Corp. Senior Notes 9.75% due 11/01/2017*(4)(5)		465,998	488,715

Data Processing/Management — 3.3%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*		355,000	378,962
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*		715,000	767,731
First Data Corp. Sec. Notes 8.25% due 01/15/2021*		1,314,000	1,438,830
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(4)		285,000	314,569
First Data Holdings, Inc. Senior Notes 14.50% due 09/24/2019*(4)		832,941	925,606

			3,825,698

Diagnostic Kits — 0.5%
Alere, Inc. Company Guar. Notes 6.50% due 06/15/2020		600,000	630,000

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*		115,000	119,025

Diversified Manufacturing Operations — 0.7%
JM Huber Corp. Senior Notes 9.88% due 11/01/2019*		675,000	768,656

E-Commerce/Services — 0.1%
IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022		59,000	58,041

Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/2017		86,000	100,190

Electric-Integrated — 1.1%
DPL, Inc. Senior Notes 7.25% due 10/15/2021		955,000	1,050,500
Texas Competitive Electric Holdings Co. LLC/ TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*(1)(2)		295,000	269,187

			1,319,687

Electronic Components-Semiconductors — 1.1%
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*		1,065,000	1,134,225
Freescale Semiconductor, Inc. Company Guar. Notes 8.05% due 02/01/2020		157,000	169,560

			1,303,785

Enterprise Software/Service — 1.5%
Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(4)		835,000	853,787
Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019		426,000	474,457
Infor US, Inc. Company Guar. Notes 11.50% due 07/15/2018		394,000	447,683

			1,775,927

Entertainment Software — 1.5%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*		1,600,000	1,724,000

Finance-Consumer Loans — 0.9%
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*		985,000	1,044,100

Finance-Other Services — 1.2%
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 08/01/2018		770,000	793,100
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021		610,000	611,525

			1,404,625

Food-Misc./Diversified — 0.9%
Aramark Services, Inc. Company Guar. Notes 5.75% due 03/15/2020		985,000	1,041,637

Funeral Services & Related Items — 1.0%
Service Corp International Senior Notes 5.38% due 01/15/2022		180,000	186,300
Service Corp. International Senior Notes 7.63% due 10/01/2018		802,000	940,345

			1,126,645

Independent Power Producers — 0.2%
Dynegy, Inc. Company Guar. Notes 5.88% due 06/01/2023		195,000	196,463

Internet Connectivity Services — 0.2%
Zayo Group LLC/Zayo Capital, Inc. Senior Sec. Notes 8.13% due 01/01/2020		135,000	147,150
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 10.13% due 07/01/2020		95,000	109,963

			257,113

Investment Management/Advisor Services — 0.3%
Nuveen Investments, Inc. Senior Notes 9.13% due 10/15/2017*		350,000	379,313

Medical Products — 0.9%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020		275,000	296,313
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020		745,000	795,287

			1,091,600

Medical-Drugs — 1.9%
Pinnacle Merger Sub, Inc. Senior Notes 9.50% due 10/01/2023*		701,000	778,986
Salix Pharmaceuticals, Ltd. Company Guar. Notes 6.00% due 01/15/2021*		1,365,000	1,463,963

			2,242,949

Medical-HMO — 0.6%
MPH Acquisition Holdings LLC Company Guar. Notes 6.63% due 04/01/2022*		395,000	413,763
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020		270,000	287,550

			701,313

Medical-Hospitals — 6.4%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018		405,000	424,744
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022*		2,210,000	2,342,600
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021		360,000	386,550
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020		2,030,000	2,283,750
HCA, Inc. Senior Notes 7.50% due 11/15/2095		380,000	357,200
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*		760,000	770,450
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022		775,000	897,062

			7,462,356

Non-Hazardous Waste Disposal — 0.3%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019		320,000	334,400

Office Automation & Equipment — 0.5%
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/2019		491,000	531,508

Oil Companies-Exploration & Production — 3.9%
Antero Resources Finance Corp. Company Guar. Notes 5.38% due 11/01/2021		130,000	134,875
Antero Resources Finance Corp. Company Guar. Notes 6.00% due 12/01/2020		350,000	375,375
Bonanza Creek Energy, Inc. Company Guar. Notes 6.75% due 04/15/2021		425,000	454,750
Chesapeake Oilfield Operating LLC Sr. Notes 6.50% due 07/15/2022*		100,000	102,500
Cimarex Energy Co. Company Guar. Notes 4.38% due 06/01/2024		75,000	76,406
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022		250,000	269,062
Diamondback Energy, Inc. Company Guar. Notes 7.63% due 10/01/2021*		570,000	627,000
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019		50,000	53,188
Everest Acquisition LLC Senior Notes 9.38% due 05/01/2020		964,000	1,103,780
Range Resources Corp. Company Guar. Notes 5.00% due 08/15/2022		70,000	74,200
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020		355,000	381,625
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021		365,000	375,494
Rosetta Resources, Inc. Company Guar. Notes 5.88% due 06/01/2022		430,000	449,350

			4,477,605

Pipelines — 1.7%
El Paso LLC Company Guar. Notes 6.50% due 09/15/2020		545,000	603,587
El Paso LLC Company Guar. Notes 7.00% due 06/15/2017		300,000	338,625
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020		571,000	659,505
Kinder Morgan Finance Co. LLC Company Guar. Notes 6.00% due 01/15/2018*		310,000	338,675

			1,940,392

Printing-Commercial — 0.7%
Quad/Graphics, Inc. Senior Notes 7.00% due 05/01/2022*		835,000	835,000

Publishing-Newspapers — 0.9%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*		990,000	1,024,650

Radio — 0.6%
Sirius XM Radio, Inc. Senior Notes 4.25% due 05/15/2020*		175,000	172,594
Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*		490,000	469,175
Sirius XM Radio, Inc. Company Guar. Notes 5.25% due 08/15/2022*		70,000	75,425

			717,194

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(6)(7)		2,145,000	81

Rental Auto/Equipment — 0.3%
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020		215,000	224,675
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022		140,000	148,225

			372,900

Retail-Arts & Crafts — 0.3%
Michaels Stores, Inc. Company Guar. Notes 5.88% due 12/15/2020*		320,000	327,200

Retail-Discount — 0.6%
99 Cents Only Stores Company Guar. Notes 11.00% due 12/15/2019		595,000	658,963

Retail-Home Furnishings — 0.6%
GRD Holdings III Corp. Senior Sec. Notes 10.75% due 06/01/2019*		585,000	655,200

Retail-Leisure Products — 0.8%
Party City Holdings, Inc. Company Guar. Notes 8.88% due 08/01/2020		210,000	232,575
PC Nextco Holdings LLC/PC Nextco Finance, Inc. Senior Notes 8.75% due 08/15/2019*(4)		640,000	653,600

			886,175

Retail-Propane Distribution — 0.6%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/2020		240,000	260,400
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022		425,000	470,687

			731,087

Retail-Restaurants — 0.5%
CEC Entertainment, Inc. Senior Notes 8.00% due 02/15/2022*		550,000	569,250

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(6)(7)(8)(9)		550,000	0

Satellite Telecom — 0.5%
DigitalGlobe, Inc. Company Guar. Notes 5.25% due 02/01/2021		575,000	569,250

Semiconductor Equipment — 0.5%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*		580,000	597,400

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021		361,000	394,393

Soap & Cleaning Preparation — 0.3%
Sun Products Corp. Senior Notes 7.75% due 03/15/2021*		430,000	374,100

Steel-Producers — 1.6%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/2020		725,000	746,750
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022		345,000	365,700
United States Steel Corp. Senior Notes 7.38% due 04/01/2020		681,000	750,802

			1,863,252

Telecom Services — 0.1%
Level 3 Communications, Inc. Senior Notes 8.88% due 06/01/2019		90,000	98,438

Telecommunication Equipment — 1.4%
Alcatel-Lucent USA, Inc. Senior Notes 6.45% due 03/15/2029		940,000	930,600
Alcatel-Lucent USA, Inc. Senior Notes 6.50% due 01/15/2028		160,000	158,400
Alcatel-Lucent USA, Inc. Company Guar. Notes 6.75% due 11/15/2020*		525,000	559,125

			1,648,125

Telephone-Integrated — 2.4%
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021*		330,000	353,512
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020		149,000	162,782
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019		66,000	72,023
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020		1,075,000	1,204,000
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023		145,000	146,994
Windstream Corp. Company Guar. Notes 7.75% due 10/15/2020		805,000	872,419

			2,811,730

Television — 1.2%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020		795,000	856,612
Univision Communications, Inc. Senior Sec. Notes 6.75% due 09/15/2022*		470,000	519,938

			1,376,550

Theaters — 0.9%
AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/2020		520,000	592,800
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023		235,000	234,412
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022		105,000	107,494
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025		78,000	78,975

			1,013,681

Web Hosting/Design — 0.4%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020		35,000	35,875
Equinix, Inc. Senior Notes 7.00% due 07/15/2021		350,000	386,750

			422,625

Total U.S. Corporate Bonds & Notes (cost $82,783,658)			84,139,668

FOREIGN CONVERTIBLE BONDS & NOTES — 0.3%
Building Products-Cement — 0.3%
Cemex SAB de CV Sub. Notes 3.75% due 03/15/2018 (cost $322,711)		240,000	364,050

FOREIGN CORPORATE BONDS & NOTES — 10.8%
Cable/Satellite TV — 1.1%
Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*		490,000	523,075
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.50% due 01/15/2023*		780,000	807,300

			1,330,375

Chemicals-Diversified — 1.4%
INEOS Finance PLC Senior Sec. Notes 7.50% due 05/01/2020*		210,000	228,637
INEOS Group Holdings SA Company Guar. Notes 6.13% due 08/15/2018*		1,305,000	1,350,675

			1,579,312

Containers-Metal/Glass — 0.0%
Ardagh Packaging Finance PLC/ Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*		51,176	52,968

Electric-Integrated — 0.3%
EDP Finance BV Senior Notes 5.25% due 01/14/2021*		290,000	307,400

Engineering/R&D Services — 0.7%
Abengoa Finance SAU Company Guar. Notes 6.00% due 03/31/2021*	EUR	230,000	331,379
Abengoa Finance SAU Company Guar. Notes 7.75% due 02/01/2020*		395,000	439,931

			771,310

Gold Mining — 0.2%
AuRico Gold, Inc. Sec. Notes 7.75% due 04/01/2020*		205,000	202,950

Oil & Gas Drilling — 0.4%
Seadrill, Ltd. Senior Notes 6.13% due 09/15/2017*(3)		495,000	520,988

Oil Companies-Exploration & Production — 1.7%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017		640,000	694,400
Tullow Oil PLC Company Guar. Notes 6.00% due 11/01/2020*		575,000	596,562
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022*		640,000	664,000

			1,954,962

Satellite Telecom — 1.4%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019		695,000	739,306
Intelsat Luxembourg SA Company Guar. Notes 6.75% due 06/01/2018		85,000	89,994
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021		805,000	852,294

			1,681,594

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.03% due 01/15/2015*†(2)(6)(7)(10)		1,025,000	0

Telecom Services — 2.7%
Altice Financing SA Senior Sec. Notes 7.88% due 12/15/2019*		350,000	383,075
Altice Finco SA Senior Sec. Notes 9.88% due 12/15/2020*		455,000	524,387
UPCB Finance VI, Ltd. Senior Sec. Notes 6.88% due 01/15/2022*		650,000	710,125
Wind Acquisition Finance SA Senior Sec. Notes 4.00% due 07/01/2020(6)	EUR	615,000	842,120
Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/2018*		640,000	676,160

			3,135,867

Telephone-Integrated — 0.5%
Softbank Corp. Company Guar. Notes 4.50% due 04/15/2020*		545,000	553,856

Television — 0.4%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		405,000	416,138

Total Foreign Corporate Bonds & Notes (cost $12,987,633)			12,507,720

LOANS(7)(11)(12) — 5.7%
Beverages-Non-alcoholic — 0.0%
Le-Natures, Inc. Escrow Loan 9.36% due 03/01/2011†(6)		1,200,000	0

Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loan 12.25% due 08/15/2013†(6)		2,037,810	0

Coal — 0.4%
Arch Coal, Inc. BTL-B 6.25% due 05/16/2018		524,311	514,480

Electric-Integrated — 1.0%
Texas Competitive Electric Holdings Co. LLC BTL 4.74% due 10/10/2017(1)(2)		1,372,835	1,132,589

Electronic Components-Semiconductors — 0.4%
Freescale Semiconductor, Inc. BTL 5.00% due 01/15/2021		431,738	433,357

Independent Power Producers — 0.1%
Calpine Corp. BTL 4.00% due 10/30/2020		109,450	109,678

Insurance-Property/Casualty — 1.0%
Asurion LLC BTL 4.25% due 07/08/2020		789,369	789,586
Asurion LLC BTL 5.00% due 05/24/2019		179,075	178,941
Asurion LLC BTL 8.50% due 03/03/2021		200,000	207,250

			1,175,777

Machinery-General Industrial — 0.5%
Gardner Denver, Inc. BTL 4.25% due 07/30/2020		635,200	634,875

Metal Processors & Fabrication — 1.1%
Crosby Worldwide, Ltd. BTL 4.00% due 11/03/2020		462,675	461,133
Rexnord LLC BTL 4.00% due 08/21/2020		789,038	787,832

			1,248,965

Publishing-Newspapers — 0.5%
Tribune Co. BTL 4.00% due 12/27/2020		606,950	607,253

Retail-Mail Order — 0.3%
Land’s End, Inc. BTL-B 4.25% due 01/31/2021		309,225	308,549

Retail-Regional Department Stores — 0.4%
Neiman Marcus Group, Inc. BTL 4.25% due 10/25/2020		417,903	416,974

Total Loans (cost $7,676,998)			6,582,497

COMMON STOCKS — 0.6%
Food-Misc./Diversified — 0.6%
Wornick Co.†(6)(7)		7,270	644,558

Multimedia — 0.0%
Haights Cross Communication, Inc.†(6)(7)		19,388	0

Paper & Related Products — 0.0%
Caraustar Industries, Inc.†(6)(7)		73	0

Total Common Stocks (cost $1,119,187)			644,558

MEMBERSHIP INTEREST CERTIFICATES — 0.2%
Casino Services — 0.2%
Herbst Gaming, Inc.(7)(13) (cost $232,720)		23,439	222,670

CONVERTIBLE PREFERRED SECURITY — 0.3%
Satellite Telecom — 0.3%
Intelsat SA Series A 5.75% (cost $403,927)		7,644	389,156

PREFERRED SECURITIES — 1.3%
Diversified Banking Institutions — 1.1%
GMAC Capital Trust I FRS Series 2 8.13%		46,500	1,269,450

Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc. FRS 7.88%		8,000	239,520

Total Preferred Securities (cost $1,391,987)			1,508,970

PREFERRED SECURITIES/CAPITAL SECURITIES — 5.3%
Banks-Commercial — 1.0%
Banco Bilbao Vizcaya Argentaria SA 7.00% due 02/19/2019(14)	EUR	800,000	1,158,428

Diversified Banking Institutions — 3.1%
Barclays PLC VRS 8.25% due 12/15/2018(14)		795,000	842,700
Credit Agricole SA VRS 7.88% due 01/23/2024*(14)		215,000	234,888
Credit Suisse Group AG VRS 7.50% due 12/18/2023*(14)		305,000	337,604
Royal Bank of Scotland Group PLC FRS 6.99% due 10/05/2017*(14)		605,000	704,825
Societe Generale SA FRS 6.00% due 01/27/2020*(14)		335,000	329,975
Societe Generale SA VRS 7.88% due 12/18/2023*(14)		820,000	874,325
Societe Generale SA VRS 8.25% due 11/29/2018(14)		275,000	299,172

			3,623,489

Insurance-Multi-line — 0.8%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2038		560,000	662,200
Voya Financial, Inc. FRS 5.65% due 05/15/2053		255,000	259,463

			921,663

Multimedia — 0.4%
NBCUniversal Enterprise, Inc. 5.25% due 03/19/2021*(14)		445,000	465,025

Total Preferred Securities/Capital Securities (cost $5,746,736)			6,168,605

WARRANTS† — 0.3%
Television — 0.3%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(6)(7)(13)		332	144,097
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(6)(7)(13)		328	142,360

Total Warrants (cost $0)			286,457

Total Long-Term Investment Securities (cost $114,089,989)			113,793,611

REPURCHASE AGREEMENTS — 1.7%
Bank of America Securities LLC Joint Repurchase Agreement(15)		445,000	445,000
Barclays Capital PLC Joint Repurchase Agreement(15)		420,000	420,000
BNP Paribas SA Joint Repurchase Agreement(15)		280,000	280,000
Deutsche Bank AG Joint Repurchase Agreement(15)		385,000	385,000
UBS Securities LLC Joint Repurchase Agreement(15)		420,000	420,000

Total Repurchase Agreements (cost $1,950,000)			1,950,000

TOTAL INVESTMENTS (cost $116,039,989)(16)		100.0%	115,743,611
Other assets less liabilities		0.0	43,515

NET ASSETS		100.0%	$115,787,126

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2014, the aggregate value of these securities was $47,521,343 representing 41.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	Denominated in United States dollars unless otherwise indicated.

†	Non-income producing security

(1)	Company has filed for Chapter 11 bankruptcy protection.

(2)	Security in default of interest.

(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(4)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.

(5)	Security currently paying interest in the form of additional securities.

(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(7)	Illiquid security. At June 30, 2014, the aggregate value of these securities was $7,736,263 representing 6.7% of net assets.

(8)	Security in default of interest and principal at maturity.

(9)	Company has filed for Chapter 7 bankruptcy.

(10)	Company has filed for bankruptcy protection in country of issuance.

(11)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(12)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(13)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2014, the SunAmerica High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Herbst Gaming, Inc.
Membership Interest Certificate	03/26/2008	23,439	$232,720	$222,670	$9.50	0.19%

ION Media Networks, Inc.
Expires 12/18/2016
12/18/2016
(strike price $0.01)
Warrants	03/01/2011	332	0	144,097	434.03	0.12

ION Media Networks, Inc.
Expires 12/18/2016
12/16/2016
(strike price $0.01)
Warrants	11/11/2010	327	0
	03/01/2011	1	0

		328	0	142,360	434.02	0.12

				$509,127		0.43%

(14)	Perpetual maturity — maturity date reflects the next call date.

(15)	See Note 2 for details of Joint Repurchase Agreements.

(16)	See Note 3 for cost of investments on a tax basis.

BTL — Bank Term Loan

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2014 and unless noted otherwise, the dates shown are original maturity dates.

EUR — Euro

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	1,054,000	USD	1,432,670	07/31/2014	$—	$(10,731)
Morgan Stanley and Co. International PLC	EUR	615,000	USD	836,573	07/31/2014	—	(5,638)

Net Unrealized Appreciation(Depreciation)						$—	$(16,369)

EUR — Euro

USD — United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Convertible Bonds & Notes:
Medical-Drugs	$—	$—	$0	$0
Other Industries*	—	979,260	—	979,260
U.S. Corporate Bonds & Notes:
Cellular Telecom	—	8,231,450	—	8,231,450
Medical-Hospitals	—	7,462,356	—	7,462,356
Recycling	—	—	81	81
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	68,445,781	—	68,445,781
Foreign Convertible Bonds & Notes	—	364,050	—	364,050
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Telecom Services	—	2,293,747	842,120	3,135,867
Other Industries*	—	9,371,853	—	9,371,853
Loans:
Beverages-Non-alcoholic	—	—	0	0
Building-Residential/Commercial	—	—	0	0
Other Industries*	—	6,582,497	—	6,582,497
Common Stocks	—	—	644,558	644,558
Membership Interest Certificates	—	222,670	—	222,670
Convertible Preferred Securities	389,156	—	—	389,156
Preferred Securities	1,508,970	—	—	1,508,970
Preferred Securities/Capital Securities	—	6,168,605	—	6,168,605
Warrants	—	—	286,457	286,457
Repurchase Agreements	—	1,950,000	—	1,950,000

Total	$1,898,126	$112,072,269	$1,773,216	$115,743,611

Liabilities:
Other Financial Instruments:@
Open Forward Foreign Currency Contracts — Depreciation	$—	$16,369	$—	$16,369

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

@ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stocks	Warrants
Balance as of 03/31/2014	$—	$81	$0	$0	$898,721	$183,480
Accrued discounts	—	—	1,446	—	—	—
Accrued premiums	—	—	—	—	—	—
Realized gain	—	—	—	—	67,508	—
Realized loss	—	—	—	—	—	—
Change in unrealized appreciation(1)	—	—	5,443	101,168	—	102,977
Change in unrealized depreciation(1)	—	—	(1,446)	—	(254,163)	—
Net purchases	0	—	836,677	—	(67,508)	—
Net sales	—	—	—	(101,168)	—	—
Transfers in of Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—

Balance as of 06/30/2014	$0	$81	$842,120	$0	$644,558	$286,457

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at June 30, 2014 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stocks	Warrants
$—	$—	$3,997	$101,168	$(254,163)	$102,977

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 06/30/2014	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Convertible Bonds & Notes	$0	Income Approach	Future Cash Flows*	$0.0000

U.S. Corporate Bonds & Notes	$81	Income Approach	Future Cash Flows*	($0.0000-$0.0038) $0.0019

Foreign Corporate Bonds & Notes	$842,120	Market Comparable	Transaction Price*	100.00 EUR

	$0	Income Approach	Future Cash Flows*	$0.0000

Loans	$0	Income Approach	Future Cash Flows*	$0.0000

Common Stock	$644,558	Market Comparable	Last Twelve Month EBITDA* Discount for Lack of Marketability	10.01x 10.0%

	$0	Income Approach	Future Cash Flows*	$0.0000

Warrants	$286,457	Market Comparable	Last Twelve Month EBITDA* Discount for Lack of Marketability	4.67x 20.0%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are securities that lack marketability and may include assumptions made from non public and/or unaudited financial statements. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

EBITDA — Earnings Before Interest, Taxes, Depreciation, and Amortization

See Notes to Portfolio of Investments

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.).

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of June 30, 2014 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the period ended June 30, 2014, the High Yield Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. As of June 30, 2014, the High Yield Bond Fund had open forward contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

        Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Portfolio of Investments.

The following tables represent the value of derivatives held as of June 30, 2014, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of June 30, 2014, please refer to the Portfolio of Investments.

	High Yield Bond Fund
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)	$—	$16,369

(1)	The Fund’s derivative contracts held during the period ended June 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $1,720,820.

Note 2. Repurchase Agreements

As of June 30, 2014, the following Fund held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	0.29%	$445,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated June 30, 2014, bearing interest at a rate of 0.05% per annum, with a principal amount of $155,185,000, a repurchase price of $155,185,216 and a maturity date of July 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.88%	06/30/2015	$155,408,000	$158,110,545

As of June 30, 2014, the following Fund held an undivided interest in the joint repurchase agreement with Barclays Capital PLC:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	0.28%	$420,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital PLC, dated June 30, 2014, bearing interest at a rate of 0.07% per annum, with a principal amount of $149,965,000, a repurchase price of $149,965,292, and a maturity date of July 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.63%	11/15/2020	$146,763,000	$152,909,434

As of June 30, 2014, the following Fund held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	0.28%	$280,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated June 30, 2014, bearing interest at a rate of 0.09% per annum, with a principal amount of $99,955,000, a repurchase price of $99,955,250, and a maturity date of July 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.75%	07/31/2015	$99,633,700	$102,092,660

As of June 30, 2014, the following Fund held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	0.28%	$385,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated June 30, 2014, bearing interest at a rate of 0.04% per annum, with a principal amount of $137,955,000, a repurchase price of $137,955,153, and a maturity date of July 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.88%	11/30/2016	$139,901,000	$140,835,539

As of June 30, 2014, the following Fund held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
U.S. Government Securities	1.22%	$2,533,000
GNMA	3.32	6,915,000
Strategic Bond	1.93	4,012,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated June 30, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $208,355,000, a repurchase price of $208,355,000, and a maturity date of July 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.50%	08/31/2018	$825,000	$833,250
U.S. Treasury Notes	1.50	2/28/2019	136,845,000	137,258,272
U.S. Treasury Notes	2.13	01/31/2021	1,110,000	1,124,630
U.S. Treasury Notes	2.13	08/15/2021	42,555,000	42,852,332
U.S. Treasury Bonds	8.00	11/15/2021	885,000	1,248,127
U.S. Treasury Bonds	8.13	08/15/2021	20,405,000	29,207,595

As of June 30, 2014, the following Fund held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	0.28%	$420,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

UBS Securities LLC, dated June 30, 2014, bearing interest at a rate of 0.05% per annum, with a principal amount of $149,705,000, a repurchase price of $149,705,208, and a maturity date of July 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.75%	10/31/2020	$100,000,000	$100,650,000
U.S. Treasury Notes	2.13	8/15/2021	53,175,200	52,534,439

Note 3. Federal Income Taxes

As of June 30, 2014, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	U.S. Government Securities Fund	GNMA Fund	Strategic Bond Fund	High Yield Bond Fund
Cost	$103,065,274	$131,744,359	$497,407,956	$116,439,210

Appreciation	6,519,383	2,745,205	15,835,800	5,739,065
Depreciation	(336,838)	(876,496)	(9,728,169)	(6,434,664)

Unrealized appreciation (depreciation) — net	$6,182,545	$1,868,709	$6,107,631	$(695,599)

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 28, 2014

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: August 28, 2014